UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments — Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104

(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Investments — Schwab 1000 Index Fund
101 Montgomery Street, San Francisco, California 94104

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: October 31
Date of reporting period: April 30, 2008
Item 1: Report(s) to Shareholders.

Schwab Equity Index Funds

Semiannual Report
April 30, 2008

Schwab S&P 500 Index Fund

Schwab Institutional Select®
S&P 500 Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

Six cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

Select Shares® are available on many Schwab Funds®

Schwab Funds offers Select Shares, a share class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at www.schwab.com/schwabfunds under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab S&P 500 Index Fund

Investor Shares (Ticker Symbol: SWPIX)	–9.78%
Select Shares® (Ticker Symbol: SWPPX)	–9.75%
e.Shares (Ticker Symbol: SWPEX)	–9.75%
Benchmark: S&P 500® Index	–9.64%

Performance Details	pages 6–7

Schwab Institutional Select® S&P 500 Fund
(Ticker Symbol: ISLCX)	–9.63%

Benchmark: S&P 500® Index	–9.64%

Performance Details	pages 8–9

Schwab 1000 Index® Fund

Investor Shares (Ticker Symbol: SNXFX)	–9.65%
Select Shares® (Ticker Symbol: SNXSX)	–9.58%
Benchmark: Schwab 1000 Index®	–9.43%

Performance Details	pages 10–11

Schwab Small-Cap Index Fund®

Investor Shares (Ticker Symbol: SWSMX)	–10.65%
Select Shares® (Ticker Symbol: SWSSX)	–10.59%
Benchmark: Schwab Small-Cap Index®	–10.80%

Performance Details	pages 12–13

Schwab Total Stock Market Index Fund®

Investor Shares (Ticker Symbol: SWTIX)	–9.67%
Select Shares® (Ticker Symbol: SWTSX)	–9.62%
Benchmark: Dow Jones Wilshire 5000 Composite IndexSM	–9.88%

Performance Details	pages 14–15

Schwab International Index Fund®

Investor Shares (Ticker Symbol: SWINX)	–9.06%
Select Shares® (Ticker Symbol: SWISX)	–8.95%
Benchmark: Schwab International Index®	–8.34%

Performance Details	pages 16–17

Minimum Initial Investment[1]

Investor Shares	$ 100
Select Shares®	$ 50,000
e.Shares ($500 for retirement, education and custodial accounts)	$ 1,000
Institutional Select S&P 500 Fund	$ 75,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Equity Index Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

Throughout my career I’ve been through many up and down markets, and I’ve always believed that sticking to time-tested principles of investing and a long-term strategy is the best way to endure short-term volatility and economic turbulence. The current turmoil in fixed income and equity markets is no exception.

For the past several months, the financial markets have been struggling to overcome problems that arose initially out of declining home prices and a collapse in the subprime mortgage market, along with larger economic issues including a drop in the value of the dollar globally, heightened risk of inflation, and the threat of recession.

Over the years, these intense market fluctuations have not been the norm, but it is during these periods that many investors can give up on investment fundamentals. Trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed long-term investing plan can help moderate the effects of volatile markets and provide more reliable returns.

A good plan is built on sound, proven principles of investing, such as asset allocation and diversification. Spreading your money across different asset classes, such as stocks, bonds, mutual funds, and cash equivalents can be the most important factor in determining long-term performance and weathering the inevitable ups and downs of the market. In addition, seeking advice from your financial consultant or trusted investment advisor can also be an important part of making informed and smart decisions.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. With funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

2 Schwab Equity Index Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

Over the past six months, equity markets experienced volatility as declining housing valuations, distressed bond markets, and dour economic outlook contributed to difficult investment conditions and uncertainty throughout the financial marketplace. Although equity markets recovered somewhat in April, returns for the period were negative as equity prices declined in this environment.

During these times of market uncertainty, it is more important than ever to ensure that your portfolio allocations represent your goals and tolerance for risk. Schwab Funds portfolios are developed and managed to meet your increasingly diverse needs. Whether through a single asset-allocation fund or a carefully crafted portfolio of index and actively managed funds, our goal is to provide investment products that allow you to effectively and efficiently build well-diversified portfolios.

As part of an ongoing effort to better serve clients by expanding our fund offerings, we developed and launched several new funds during the period. In January, we expanded our suite of Fundamental Index Funds with the launch of the Schwab Fundamental International Small-Mid Company Index Fund and the Schwab Fundamental Emerging Markets Index Fund. These funds seek to provide clients with more targeted investment choices when pursuing positions in international and emerging markets. In addition, we launched the Schwab International Core Equity Fund, which leverages Schwab’s proprietary international stock research, and represents the first actively managed international fund within the Schwab Funds Family.

Thank you for investing with us.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Schwab Equity Index Funds 3

The Investment Environment

During the period, investment conditions in the financial marketplace proved to be difficult as dramatic price volatility and pessimistic economic outlook made investors increasingly risk-averse. Problems in housing and credit markets continued to weigh on investor confidence as liquidity and credit quality concerns spread beyond troubled bond and lending markets. Commodity prices, particularly in oil and food, rose during the period as the U.S. dollar simultaneously fell versus many international currencies, putting pressure on consumer prices. In this environment, equity prices in general began the period higher, but dropped off as market instability persisted, declining significantly in March before rallying in April.

Risk was reassessed and redefined during the period as investors reacted to volatility. A migration to the safety of U.S. Treasuries from all corners of the market indicated that investors took steps to reduce risk. In general, value stocks—securities that typically have high dividend yields and low price-to-earnings and price-to-book ratios—outperformed growth.

On an industry group level, Banks and Diversified Financials experienced the biggest declines, primarily due to write-downs and write-offs related to the subprime mortgage market and volatility in bond markets. The middle of March was a particularly low point in investor confidence, with the collapse of Bear Stearns. Tech and Telecomm sectors were down across the board, on the assumption that domestic and global growth would slow if current conditions persisted. Energy and Transportation, as well as Food & Staples Retailing, performed well fueled by surging commodity prices and strong demand.

In the bond markets, a repricing of risk premiums and a flight to safety across all segments of the fixed income market contributed to downward pricing pressure, with prices for many non-U.S. Treasury securities falling regardless of their quality or fundamentals. In order to maintain liquidity, many investors were forced to sell high quality assets at depressed prices. This selling pressure occurred at the same time demand for non-U.S. Treasury securities was weakest, and as a result prices were driven down even further.

Over the last several months, the decline in the value of the U.S. dollar in conjunction with broad-spectrum increases in commodity prices contributed to concerns over inflation and the strength of the U.S. economy. Toward the end of the reporting period, the dollar reached lows against both the Yen and the Euro, while crude oil prices neared $120 dollars a barrel in April. In addition, the price of food staples such as rice and wheat rose to unprecedented levels in March.

In response to mounting market volatility and illiquidity across the broader marketplace, the Federal Reserve (the “Fed”) initiated a number of market control mechanisms designed to bolster investor confidence. During the reporting period, the Fed cut interest rates from 4.75% to 2.00% attempting to restore liquidity to the market by making lending more attractive. Additionally, major banks and other lending institutions in the private sector took measures to shore up riskier portions of their portfolios and encourage stricter borrowing standards in order to prevent further defaults and credit downgrades.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-9.64%	S&P 500® Index: measures U.S. large-cap stocks

-12.92%	Russell 2000® Index: measures U.S. small-cap stocks

-9.21%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

4.08%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds 1

Fund Management

Jeffrey Mortimer, CFA, Chief Investment Officer, Charles Schwab Investment Management, is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the Schwab Total Stock Market Index Fund, and the Schwab International Index Fund, and comanagement of each of the remaining funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds, except the Schwab Total Stock Market Index Fund and the Schwab International Index Fund. He joined the firm in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

Schwab Equity Index Funds 5

Schwab S&P 500 Index Fund

The Schwab S&P 500 Index Fund Investor Shares returned –9.78% during the period, slightly underperforming the benchmark S&P 500 Index, which returned –9.64%. Unlike the fund, the index does not include operational and transactional costs. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. Other major equity indexes and averages, including the Russell 1000 Index and the Dow Jones Industrial Average, declined in value during the period as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. From an industry group perspective, Financials and Information Technology experienced the largest declines during the period, down –19.98% and –15.30% respectively. Energy performed well during the period, up 6.32%. Better performing securities in the fund included Wal-Mart Stores Inc. and Occidental Pete Corp., while General Electric Co. and Citigroup, Inc. led securities detracting from performance.

As of 04/30/08:
 Style Assessment1

 Statistics

Number of Holdings	499
Weighted Average
Market Cap

($ x 1,000,000)	$101,048

Price/Earnings Ratio (P/E)	18.3

Price/Book Ratio (P/B)	2.5

Portfolio Turnover Rate[3]	1%

 Sector Weightings % of Investments

Financials	16.8%

Information Technology	16.2%

Energy	13.8%

Industrials	12.0%

Health Care	11.5%

Consumer Staples	10.5%

Consumer Discretionary	8.6%

Materials	3.6%

Utilities	3.6%

Telecommunication Services	3.4%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	4.2%

General Electric Co.	2.8%

Microsoft Corp.	2.0%

AT&T, Inc.	2.0%

The Procter & Gamble Co.	1.8%

Chevron Corp.	1.7%

Johnson & Johnson	1.6%
International Business Machines

Corp.	1.4%

Bank of America Corp.	1.4%

JPMorgan Chase & Co.	1.4%

Total	20.3%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

[3]	Not annualized.

6 Schwab Equity Index Funds

 Schwab S&P 500 Index Fund

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$10,000 Investment in e.Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (5/1/96)	-9.78%	-4.94%	10.29%	3.58%
Select Shares (5/19/97)	-9.75%	-4.81%	10.48%	3.75%
e.Shares (5/1/96)	-9.75%	-4.79%	10.43%	3.68%
Benchmark: S&P 500® Index	-9.64%	-4.68%	10.62%	3.89%
Fund Category: Morningstar Large-Cap Blend	-9.80%	-4.37%	10.57%	3.97%

Fund Expense Ratios3: Investor Shares: 0.35% / Select Shares: Net 0.19%; Gross 0.20% / e.Shares: 0.20%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (5/1/96)
Pre-Liquidation (still own shares)	-10.00%	-5.17%	9.85%	3.17%
Post-Liquidation (shares were sold)	-6.03%	-2.87%	8.76%	2.87%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	-9.99%	-5.06%	10.07%	3.32%
Post-Liquidation (shares were sold)	-5.98%	-2.75%	8.98%	3.02%
e.Shares® (5/1/96)
Pre-Liquidation (still own shares)	-9.99%	-5.05%	10.02%	3.26%
Post-Liquidation (shares were sold)	-5.98%	-2.74%	8.94%	2.97%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	-12.36%	-7.24%	9.48%	2.86%
Post-Liquidation (shares were sold)	-6.56%	-2.95%	8.72%	2.92%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/08 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 7

Schwab Institutional Select® S&P 500 Fund

Schwab Institutional Select S&P 500 Fund returned –9.63% during the period, tracking the benchmark S&P 500 Index, which returned –9.64%. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. Other major equity indexes and averages, including the Russell 1000 Index and the Dow Jones Industrial Average, declined in value during the period as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. From an industry group perspective, Financials and Information Technology experienced the largest declines during the period, down –19.98% and –15.30% respectively. Energy performed well during the period, up 6.32%. Better performing securities in the fund included Wal-Mart Stores Inc. and Occidental Pete Corp., while General Electric Co. and Citigroup, Inc. led securities detracting from performance.

As of 04/30/08:
 Style Assessment1

 Statistics

Number of Holdings	502
Weighted Average
Market Cap

($ x 1,000,000)	$99,161

Price/Earnings Ratio (P/E)	18.4

Price/Book Ratio (P/B)	2.5

Portfolio Turnover Rate[3]	0%

 Sector Weightings % of Investments

Financials	16.4%

Information Technology	15.6%

Energy	13.6%

Industrials	11.5%

Health Care	11.1%

Consumer Staples	10.2%

Consumer Discretionary	8.3%

Materials	3.5%

Utilities	3.5%

Telecommunication Services	3.3%

Other	3.0%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	4.0%

General Electric Co.	2.6%

AT&T, Inc.	1.9%

Microsoft Corp.	1.8%

The Procter & Gamble Co.	1.7%

Chevron Corp.	1.6%

Johnson & Johnson	1.5%
International Business Machines

Corp.	1.4%

Bank of America Corp.	1.3%

JPMorgan Chase & Co.	1.3%

Total	19.1%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

[3]	Not annualized. Less than 1%

8 Schwab Equity Index Funds

 Schwab Institutional Select® S&P 500 Fund

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$75,000 Investment1

 Pre-Tax Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Institutional Select® S&P 500 Fund (2/1/99)	-9.63%	-4.71%	10.54%	2.43%
Benchmark: S&P 500® Index	-9.64%	-4.68%	10.62%	2.52%
Fund Category: Morningstar Large-Cap Blend	-9.80%	-4.37%	10.57%	3.23%

Fund Expense Ratios3: Net 0.10%; Gross 0.22%

 Average Annual Total Returns After Tax1,2

	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Institutional Select® S&P 500 Fund (2/1/99)
Pre-Liquidation (still own shares)	-9.91%	-5.00%	10.14%	2.01%
Post-Liquidation (shares were sold)	-5.95%	-2.74%	9.03%	1.86%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	-12.36%	-7.24%	9.48%	n/a
Post-Liquidation (shares were sold)	-6.56%	-2.95%	8.72%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/08 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 9

Schwab 1000 Index® Fund

The Schwab 1000 Index Fund Investor Shares returned –9.65% during the period, slightly underperforming the benchmark Schwab 1000 Index, which returned –9.43%. Unlike the fund, the index does not include operation and transactional costs. The Schwab 1000 Index is comprised of the stocks of the largest 1,000 publicly traded companies in the United States, and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. Other major equity indexes and averages, including the Russell 1000 Index and the Dow Jones Industrial Average, declined in value during the period as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. From an industry group perspective, Financials and Information Technology experienced the largest declines during the period, down –18.40% and –14.94% respectively. Energy performed well during the period, up 7.21%. Better performing securities in the fund included Wal-Mart Stores Inc. and Chevron Corp., while General Electric Co. and Citigroup, Inc. led securities detracting from performance.

As of 04/30/08:
 Style Assessment1

 Statistics

Number of Holdings	973
Weighted Average
Market Cap

($ x 1,000,000)	$89,301

Price/Earnings Ratio (P/E)	18.8

Price/Book Ratio (P/B)	2.5

Portfolio Turnover Rate[3]	3%

 Sector Weightings % of Investments

Financials	17.5%

Information Technology	15.7%

Energy	14.0%

Industrials	12.0%

Health Care	11.1%

Consumer Staples	9.6%

Consumer Discretionary	8.9%

Materials	4.1%

Utilities	3.9%

Telecommunication Services	3.2%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	3.7%

General Electric Co.	2.3%

Microsoft Corp.	1.7%

AT&T, Inc.	1.7%

The Procter & Gamble Co.	1.5%

Chevron Corp.	1.5%

Johnson & Johnson	1.4%
International Business Machines

Corp.	1.2%

Bank of America Corp.	1.2%

JPMorgan Chase & Co.	1.2%

Total	17.4%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

[3]	Not annualized.

10 Schwab Equity Index Funds

 Schwab 1000 Index® Fund

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (4/2/91)	-9.65%	-4.61%	10.82%	4.06%
Select Shares (5/19/97)	-9.58%	-4.45%	10.99%	4.20%
Benchmark: Schwab 1000 Index®	-9.43%	-4.19%	11.27%	4.40%
Fund Category: Morningstar Large-Cap Blend	-9.80%	-4.37%	10.57%	3.97%

Fund Expense Ratios3: Investor Shares: 0.48% / Select Shares: 0.33%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (4/2/91)
Pre-Liquidation (still own shares)	-9.85%	-4.82%	10.50%	3.74%
Post-Liquidation (shares were sold)	-5.98%	-2.69%	9.32%	3.35%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	-9.80%	-4.69%	10.63%	3.83%
Post-Liquidation (shares were sold)	-5.91%	-2.55%	9.45%	3.45%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	-12.36%	-7.24%	9.48%	2.86%
Post-Liquidation (shares were sold)	-6.56%	-2.95%	8.72%	2.92%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/08 as stated in the prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 11

Schwab Small-Cap Index Fund®

The Schwab Small-Cap Index Fund Investor Shares returned –10.65% during the period, slightly outperforming the benchmark Schwab Small-Cap Index, which returned –10.80%. The Schwab Small-Cap Index is comprised of the stocks of the second-largest 1,000 publicly traded companies in the United States, and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. Other major equity indexes and averages, including the Russell 2000 Index and the Dow Jones Industrial Average, declined in value during the period as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. From an industry group perspective, Telecomm Services and Information Technology experienced the largest declines during the period, down –26.22% and –21.00% respectively. Energy performed well during the period, up 6.28%. Better performing securities in the fund included First Solar, Inc. and CF Industries Holdings, Inc., while Crocs, Inc. and Hansen Natural Corp. led securities detracting from performance.

As of 04/30/08:
 Style Assessment1

 Statistics

Number of Holdings	1018
Weighted Average
Market Cap

($ x 1,000,000)	$1,256

Price/Earnings Ratio (P/E)	24.8

Price/Book Ratio (P/B)	2

Portfolio Turnover Rate[3]	36%

 Sector Weightings % of Investments

Financials	20.2%

Industrials	16.3%

Information Technology	15.6%

Consumer Discretionary	13.9%

Health Care	11.4%

Energy	8.3%

Materials	4.4%

Utilities	3.8%

Consumer Staples	3.0%

Telecommunication Services	0.9%

Other	2.2%

Total	100.0%

 Top Holdings % of Net Assets2

Gardner Denver, Inc.	0.3%

Aeropostale, Inc.	0.3%

Penn Virginia Corp.	0.3%

Vectren Corp.	0.3%

Hexcel Corp.	0.3%

NeuStar, Inc., Class A	0.2%

Texas Industries, Inc.	0.2%

Waste Connections, Inc.	0.2%

CLARCOR, Inc.	0.2%

The Warnaco Group, Inc.	0.2%

Total	2.5%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

[3]	Not annualized.

12 Schwab Equity Index Funds

 Schwab Small-Cap Index Fund®

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (12/3/93)	-10.65%	-8.81%	13.80%	5.43%
Select Shares (5/19/97)	-10.59%	-8.68%	13.96%	5.58%
Benchmark: Schwab Small-Cap Index®	-10.80%	-8.53%	14.09%	5.91%
Fund Category: Morningstar Small-Cap Blend	-12.97%	-11.66%	13.69%	6.60%

Fund Expense Ratios3: Investor Shares: 0.57% / Select Shares: 0.42%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (12/3/93)
Pre-Liquidation (still own shares)	-13.10%	-11.32%	12.47%	4.17%
Post-Liquidation (shares were sold)	-4.03%	-2.77%	11.88%	4.25%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	-13.09%	-11.23%	12.59%	4.27%
Post-Liquidation (shares were sold)	-3.99%	-2.69%	12.00%	4.35%
Fund Category: Morningstar Small-Cap Blend
Pre-Liquidation (still own shares)	-15.89%	-14.74%	11.82%	5.14%
Post-Liquidation (shares were sold)	-7.80%	-6.80%	11.43%	5.26%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/08 as stated in the prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 13

Schwab Total Stock Market Index Fund®

The Schwab Total Stock Market Index Fund Investor Shares returned –9.67% during the period, slightly outperforming the benchmark Dow Jones Wilshire 5000 Composite Index, which returned –9.88%. The Dow Jones Wilshire 5000 Composite Index consists of publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. Other major equity indexes and averages, including the Russell 1000 Index and the Dow Jones Industrial Average, declined in value during the period as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. From an industry group perspective, Financials and Consumer Discretionary detracted most from performance, down –17.14% and –16.02% respectively. Energy performed well during the period, up 6.65%. Better performing securities in the fund included Wal-Mart Stores, Inc. and Mosaic Co., while General Electric Co. and Citigroup, Inc. led securities detracting from performance.

As of 04/30/08:
 Style Assessment1

 Statistics

Number of Holdings	2443
Weighted Average
Market Cap

($ x 1,000,000)	$82,349

Price/Earnings Ratio (P/E)	18.9

Price/Book Ratio (P/B)	2.4

Portfolio Turnover Rate[2]	0%

 Sector Weightings % of Investments

Financials	17.4%

Information Technology	16.4%

Energy	12.4%

Industrials	12.0%

Health Care	10.5%

Consumer Discretionary	10.4%

Consumer Staples	9.4%

Materials	4.3%

Utilities	3.5%

Telecommunication Services	2.9%

Other	0.8%

Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	3.2%

General Electric Co.	2.0%

Microsoft Corp.	1.6%

AT&T, Inc.	1.4%

Wal-Mart Stores, Inc.	1.4%

The Procter & Gamble Co.	1.3%

Chevron Corp.	1.2%
Berkshire Hathaway, Inc.,

Class A	1.2%

Johnson & Johnson	1.2%

Google, Inc., Class A	1.1%

Total	15.6%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

“Dow Jones”, “Wilshire”, “The DJW 5000SM”, “The Dow Jones Wilshire 5000SM” and “The Dow Jones Wilshire 5000 Composite IndexSM” are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorp rated. The Schwab Total Stock Market Index Fund, based on The Dow Jones Wilshire 5000 Composite IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire; and, neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such a product.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized. Less than 1%

[3]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Equity Index Funds

 Schwab Total Stock Market Index Fund®

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	Since Inception

Investor Shares (6/1/99)	-9.67%	-4.99%	11.43%	3.12%
Select Shares (6/1/99)	-9.62%	-4.83%	11.61%	3.27%
Benchmark: Dow Jones Wilshire 5000 Composite IndexSM	-9.88%	-4.74%	11.83%	3.32%
Fund Category: Morningstar Large-Cap Blend	-9.80%	-4.37%	10.57%	3.02%

Fund Expense Ratios3: Investor Shares: 0.52% / Select Shares: 0.37%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	Since Inception

Investor Shares (6/1/99)
Pre-Liquidation (still own shares)	-9.88%	-5.20%	11.13%	2.82%
Post-Liquidation (shares were sold)	-5.99%	-2.93%	9.88%	2.53%
Select Shares® (6/1/99)
Pre-Liquidation (still own shares)	-9.85%	-5.07%	11.22%	2.90%
Post-Liquidation (shares were sold)	-5.92%	-2.80%	9.97%	2.62%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	-12.36%	-7.24%	9.48%	n/a
Post-Liquidation (shares were sold)	-6.56%	-2.95%	8.72%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/08 as stated in the prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 15

Schwab International Index Fund®

The Schwab International Index Fund Investor Shares returned –9.06% during the period, underperforming the benchmark Schwab International Index, which returned –8.34%. Unlike the fund, the index does not include operational and transactional costs. The Schwab International Index is comprised of 350 companies encompassing 21 developed countries. From a regional perspective, Austria and Finland detracted most from performance, down –24.34% and –19.70% respectively, while returns across all other regions were also negative. Overall, better performing securities in the fund included Rio Tinto and BG Group, while UBS AG and Vodafone Group led securities detracting from both relative and absolute performance.

As of 04/30/08:
 Style Assessment1

 Country Weightings % of Investments

United Kingdom	21.8%

Japan	15.7%

France	11.0%

Germany	9.1%

Canada	8.1%

Switzerland	7.1%

Spain	5.1%

Australia	5.0%

Italy	3.8%

Netherlands	3.0%

Other	10.3%

Total	100.0%

 Statistics

Number of Holdings	357
Weighted Average
Market Cap

($ x 1,000,000)	$73,894

Price/Earnings Ratio (P/E)	13.1

Price/Book Ratio (P/B)	2.1

Portfolio Turnover Rate[3]	4%

 Sector Weightings % of Investments

Financials	29.9%

Energy	11.1%

Materials	10.5%

Industrials	8.2%

Consumer Staples	8.0%

Consumer Discretionary	7.7%

Utilities	6.7%

Telecommunication Services	6.6%

Health Care	6.2%

Information Technology	4.7%

Other	0.4%

Total	100.0%

 Top Holdings % of Net Assets2

BP plc	2.0%

Total S.A.	1.7%

HSBC Holdings plc	1.7%

Nestle S.A. — Reg’d	1.6%

Vodafone Group plc	1.4%

Royal Dutch Shell plc, Class A	1.2%

BHP Billiton Ltd.	1.2%

Telefonica S.A.	1.2%

Toyota Motor Corp.	1.2%

E.ON AG	1.2%

Total	14.4%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

[3]	Not annualized.

16 Schwab Equity Index Funds

 Schwab International Index Fund®

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (9/9/93)	-9.06%	1.34%	19.72%	6.13%
Select Shares (5/19/97)	-8.95%	1.58%	19.96%	6.29%
Benchmark: Schwab International Index®	-8.34%	1.26%	20.39%	6.74%
Fund Category: Morningstar Foreign Large-Cap Blend	-10.37%	0.20%	19.25%	5.87%

Fund Expense Ratios3: Investor Shares: 0.69% / Select Shares: Net 0.50%; Gross 0.54%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (9/9/93)
Pre-Liquidation (still own shares)	-9.34%	1.03%	19.14%	5.61%
Post-Liquidation (shares were sold)	-5.49%	1.32%	17.22%	5.07%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	-9.27%	1.23%	19.32%	5.72%
Post-Liquidation (shares were sold)	-5.39%	1.50%	17.41%	5.17%
Fund Category: Morningstar Foreign Large-Cap Blend
Pre-Liquidation (still own shares)	-13.42%	-3.37%	17.89%	4.66%
Post-Liquidation (shares were sold)	-6.88%	0.08%	16.37%	4.49%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/08 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 17

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2007 and held through April 30, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/07	at 4/30/08	11/1/07–4/30/08

Schwab S&P 500 Index Fund
Investor Shares
Actual Return	0.36%	$1,000	$902.20	$1.70
Hypothetical 5% Return	0.36%	$1,000	$1,023.07	$1.81
Select Shares®
Actual Return	0.19%	$1,000	$902.50	$0.90
Hypothetical 5% Return	0.19%	$1,000	$1,023.92	$0.96
e.Shares®
Actual Return	0.21%	$1,000	$902.50	$0.99
Hypothetical 5% Return	0.21%	$1,000	$1,023.82	$1.06

Institutional Select® S&P 500 Fund
Actual Return	0.10%	$1,000	$903.70	$0.47
Hypothetical 5% Return	0.10%	$1,000	$1,024.37	$0.50

Schwab 1000 Index Fund®
Investor Shares
Actual Return	0.49%	$1,000	$903.50	$2.32
Hypothetical 5% Return	0.49%	$1,000	$1,022.43	$2.46
Select Shares
Actual Return	0.34%	$1,000	$904.20	$1.61
Hypothetical 5% Return	0.34%	$1,000	$1,023.17	$1.71

Schwab Small-Cap Index Fund®
Investor Shares
Actual Return	0.57%	$1,000	$893.50	$2.68
Hypothetical 5% Return	0.57%	$1,000	$1,022.03	$2.87
Select Shares
Actual Return	0.42%	$1,000	$894.10	$1.98
Hypothetical 5% Return	0.42%	$1,000	$1,022.77	$2.11

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

18 Schwab Equity Index Funds

Fund Expenses (Unaudited) continued

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/07	at 4/30/08	11/1/07–4/30/08

Schwab Total Stock Market Index Fund®
Investor Shares
Actual Return	0.53%	$1,000	$903.30	$2.51
Hypothetical 5% Return	0.53%	$1,000	$1,022.23	$2.66
Select Shares
Actual Return	0.38%	$1,000	$903.80	$1.80
Hypothetical 5% Return	0.38%	$1,000	$1,022.97	$1.91

Schwab International Index Fund®
Investor Shares
Actual Return	0.69%	$1,000	$909.40	$3.28
Hypothetical 5% Return	0.69%	$1,000	$1,021.43	$3.47
Select Shares
Actual Return	0.50%	$1,000	$910.50	$2.38
Hypothetical 5% Return	0.50%	$1,000	$1,022.38	$2.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

Schwab Equity Index Funds 19

Schwab S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/1/07–		11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
Investor Shares	4/30/08*		10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	24.17		21.47	18.79	17.61	16.36	13.79

Income (loss) from investment operations:
Net investment income (loss)	0.20		0.38	0.34	0.34	0.23	0.20
Net realized and unrealized gains (losses)	(2.54)		2.65	2.64	1.14	1.23	2.57

Total from investment operations	(2.34)		3.03	2.98	1.48	1.46	2.77
Less distributions:
Distributions from net investment income	(0.38)		(0.33)	(0.30)	(0.30)	(0.21)	(0.20)

Net asset value at end of period	21.45		24.17	21.47	18.79	17.61	16.36

Total return (%)	(9.78)[1]		14.29	16.03	8.44	9.03	20.39

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.36	[2]	0.35	0.36	0.37	0.37	0.36
Gross operating expenses	0.36	[2]	0.35	0.36	0.40	0.45	0.46
Net investment income (loss)	1.80	[2]	1.60	1.57	1.74	1.35	1.45
Portfolio turnover rate	1	[1]	2	3	4	3	3
Net assets, end of period ($ x 1,000,000)	3,421		3,948	3,685	3,666	3,849	3,510

	11/1/07–		11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
Select Shares	4/30/08*		10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	24.28		21.56	18.88	17.68	16.41	13.83

Income (loss) from investment operations:
Net investment income (loss)	0.22		0.41	0.37	0.36	0.26	0.24
Net realized and unrealized gains (losses)	(2.56)		2.68	2.65	1.16	1.24	2.57

Total from investment operations	(2.34)		3.09	3.02	1.52	1.50	2.81
Less distributions:
Distributions from net investment income	(0.42)		(0.37)	(0.34)	(0.32)	(0.23)	(0.23)

Net asset value at end of period	21.52		24.28	21.56	18.88	17.68	16.41

Total return (%)	(9.75)[1]		14.50	16.18	8.66	9.25	20.62

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[2]	0.19	0.19	0.19	0.19	0.19
Gross operating expenses	0.21	[2]	0.20	0.21	0.25	0.30	0.31
Net investment income (loss)	1.97	[2]	1.78	1.74	1.92	1.53	1.63
Portfolio turnover rate	1	[1]	2	3	4	3	3
Net assets, end of period ($ x 1,000,000)	3,805		4,345	4,038	3,938	4,119	3,692
* Unaudited.
1 Not annualized.
2 Annualized.

20 See financial notes

 Schwab S&P 500 Index Fund

Financial Highlights continued

	11/1/07–		11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
e.Shares	4/30/08*		10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	24.20		21.50	18.81	17.62	16.37	13.79

Income (loss) from investment operations:
Net investment income (loss)	0.23		0.40	0.35	0.39	0.26	0.23
Net realized and unrealized gains (losses)	(2.57)		2.67	2.67	1.11	1.21	2.56

Total from investment operations	(2.34)		3.07	3.02	1.50	1.47	2.79
Less distributions:
Distributions from net investment income	(0.41)		(0.37)	(0.33)	(0.31)	(0.22)	(0.21)

Net asset value at end of period	21.45		24.20	21.50	18.81	17.62	16.37

Total return (%)	(9.75)[1]		14.44	16.25	8.58	9.10	20.55

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[2]	0.20	0.21	0.24	0.28	0.28
Gross operating expenses	0.21	[2]	0.20	0.21	0.25	0.30	0.31
Net investment income (loss)	1.96	[2]	1.76	1.72	1.88	1.44	1.54
Portfolio turnover rate	1	[1]	2	3	4	3	3
Net assets, end of period ($ x 1,000,000)	231		274	241	220	249	246
* Unaudited.
1 Not annualized.
2 Annualized.

See financial notes 21

 Schwab S&P 500 Index Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.9%		Common Stock	5,135,426	7,449,866

99.9%		Total Investments	5,135,426	7,449,866
3.1%		Collateral Invested for Securities on Loan	229,090	229,090
(3	.0)%	Other Assets and Liabilities, Net		(222,902)

100.0%		Net Assets		7,456,054

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 99.9% of net assets

Automobiles & Components 0.5%
Other Securities		0.5	39,835

Banks 3.4%
U.S. Bancorp	1,063,732	0.5	36,050
Wachovia Corp. (a)	1,183,070	0.5	34,486
Wells Fargo & Co.	2,078,076	0.8	61,823
Other Securities		1.6	122,394

		3.4	254,753

Capital Goods 9.4%
3M Co.	444,961	0.5	34,218
Caterpillar, Inc.	392,787	0.4	32,161
General Electric Co.	6,266,467	2.7	204,913
The Boeing Co.	502,090	0.6	42,607
United Technologies Corp.	628,434	0.6	45,543
Other Securities		4.6	339,391

		9.4	698,833

Commercial Services & Supplies 0.5%
Other Securities		0.5	35,1 73

Consumer Durables & Apparel 1.0%
Other Securities		1.0	75,374

Consumer Services 1.5%
McDonald’s Corp.	731,101	0.6	43,559
Other Securities		0.9	65,282

		1.5	108,841

Diversified Financials 8.2%
American Express Co.	746,834	0.5	35,863
Bank of America Corp.	2,790,132	1.4	104,742
Citigroup, Inc.	3,092,843	1.1	78,156
JPMorgan Chase & Co.	2,182,816	1.4	104,011
Morgan Stanley	657,848	0.4	31,971
The Charles Schwab Corp. (b)	608,196	0.2	13,137
The Goldman Sachs Group, Inc.	252,117	0.7	48,248
Other Securities		2.5	192,374

		8.2	608,502

Energy 13.8%
Chevron Corp.	1,327,819	1.7	127,670
ConocoPhillips	1,014,304	1.2	87,382
Exxon Mobil Corp.	3,381,631	4.2	314,728
Occidental Petroleum Corp.	538,344	0.6	44,796
Schlumberger Ltd.	737,559	1.0	74,162
Other Securities		5.1	380,050

		13.8	1,028,788

Food & Staples Retailing 2.7%
CVS Caremark Corp.	887,200	0.5	35,816
Wal-Mart Stores, Inc.	1,459,193	1.1	84,604
Other Securities		1.1	77,767

		2.7	198,187

Food, Beverage & Tobacco 5.4%
PepsiCo, Inc.	991,158	0.9	67,924
Philip Morris International, Inc. *	1,303,889	0.9	66,537
The Coca-Cola Co.	1,244,647	1.0	73,272
Other Securities		2.6	192,081

		5.4	399,814

Health Care Equipment & Services 3.8%
Medtronic, Inc.	713,996	0.5	34,757
Other Securities		3.3	251,881

		3.8	286,638

Household & Personal Products 2.5%
The Procter & Gamble Co.	1,963,670	1.8	131,664

22 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities		0.7	57,236

		2.5	188,900

Insurance 4.2%
American International Group, Inc.	1,616,132	1.0	74,665
Other Securities		3.2	236,095

		4.2	310,760

Materials 3.6%
Monsanto Co.	345,576	0.5	39,403
Other Securities		3.1	227,927

		3.6	267,330

Media 2.8%
Comcast Corp., Class A	1,868,148	0.5	38,390
The Walt Disney Co.	1,270,876	0.6	41,214
Time Warner, Inc.	2,232,529	0.5	33,153
Other Securities		1.2	99,646

		2.8	212,403

Pharmaceuticals & Biotechnology 7.6%
Abbott Laboratories	960,775	0.7	50,681
Johnson & Johnson	1,796,395	1.6	120,520
Merck & Co., Inc.	1,361,827	0.7	51,804
Pfizer, Inc.	4,345,357	1.2	87,385
Wyeth	826,082	0.5	36,736
Other Securities		2.9	220,669

		7.6	567,795

Real Estate 1.0%
Other Securities		1.0	75,488

Retailing 2.7%
Other Securities		2.7	202,971

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	3,619,766	1.1	80,576
Other Securities		1.4	104,577

		2.5	185,153

Software & Services 6.1%
Google, Inc., Class A *	142,970	1.1	82,106
Microsoft Corp.	5,139,263	1.9	146,572
Oracle Corp. *	2,505,931	0.7	52,249
Other Securities		2.4	176,232

		6.1	457,159

Technology Hardware & Equipment 7.6%
Apple, Inc. *	539,125	1.3	93,781
Cisco Systems, Inc. *	3,696,698	1.3	94,783
Hewlett-Packard Co.	1,617,558	1.0	74,974
International Business Machines Corp.	883,847	1.4	106,680
QUALCOMM, Inc.	1,000,758	0.6	43,223
Other Securities		2.0	151,990

		7.6	565,431

Telecommunication Services 3.4%
AT&T, Inc.	3,776,012	2.0	146,169
Verizon Communications, Inc.	1,841,551	0.9	70,863
Other Securities		0.5	40,453

		3.4	257,485

Transportation 2.1%
United Parcel Service, Inc., Class B	638,990	0.6	46,269
Other Securities		1.5	111,687

		2.1	157,956

Utilities 3.6%
Exelon Corp.	407,554	0.5	34,838
Other Securities		3.1	231,459

		3.6	266,297

Total Common Stock (Cost $5,135,426)			7,449,866

End of Investments.

Collateral Invested for Securities on Loan 3.1% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	229,089,861	3.1	229,090

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 04/30/08 the tax basis cost of the fund’s investments was $5,181,396 and the unrealized appreciation and depreciation were $2,900,318 and ($631,848), respectively, with a net unrealized appreciation of $2,268,470.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

See financial notes 23

 Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $220,799 (cost $5,135,426)		$7,449,866
Collateral invested for securities on loan		229,090
Receivables:
Dividends		7,046
Fund shares sold		3,983
Income from securities on loan		192
Prepaid expenses	+	15

Total assets		7,690,192

Liabilities
Collateral held for securities on loan		229,090
Payables:
Investment adviser and administrator fees		57
Transfer agent and shareholder services fees		101
Fund shares redeemed		4,476
Payable to custodian		145
Accrued expenses	+	269

Total liabilities		234,138

Net Assets
Total assets		7,690,192
Total liabilities	−	234,138

Net assets		$7,456,054
Net Assets by Source
Capital received from investors		5,896,548
Net investment income not yet distributed		42,702
Net realized capital losses		(797,637)
Net unrealized capital gains		2,314,441

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$3,420,910		159,505		$21.45
Select Shares	$3,804,532		176,764		$21.52
e.Shares	$230,612		10,749		$21.45

24 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends (including $63 from affiliated issuer)		$81,182
Interest		84
Securities on loan	+	564

Total Investment Income		81,830

Net Realized Gains and Losses
Net realized gains on investments		43,205
Net realized losses on futures contracts	+	(602)

Net realized gains		42,603

Net Unrealized Gains and Losses
Net unrealized losses on investments		(950,277)
Net unrealized gains on foreign currency translations		1
Net unrealized losses on futures contracts	+	(62)

Net unrealized losses		(950,338)

Expenses
Investment adviser and administrator fees		3,431
Transfer agent and shareholder service fees:
Investor Shares		4,358
Select Shares		1,929
e.Shares		119
Shareholder reports		153
Portfolio accounting fees		106
Custodian fees		80
Registration fees		51
Professional fees		36
Interest expense		29
Trustees’ fees		28
Other expenses	+	78

Total expenses		10,398
Expense reduction by adviser and Schwab	−	279

Net expenses		10,119

Increase (Decrease) in Net Assets from Operations
Total investment income		81,830
Net expenses	−	10,119

Net investment income		71,711
Net realized gains		42,603
Net unrealized losses	+	(950,338)

Decrease in net assets from operations		($836,024)

See financial notes 25

 Schwab S&P 500 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-4/30/08	11/1/06-10/31/07
Net investment income		$71,711	$141,261
Net realized gains		42,603	70,980
Net unrealized gains (losses)	+	(950,338)	902,116

Increase (Decrease) in net assets from operations		(836,024)	1,114,357

Distributions to Shareholders
Distributions from net investment income
Investor Shares		61,411	57,248
Select Shares		74,254	68,517
e.Shares	+	4,518	4,038

Total distributions from net investment income		$140,183	$129,803

Transactions in Fund Shares

		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		8,046	$173,052	20,611	$464,893
Select Shares		10,037	217,061	25,425	576,994
e.Shares	+	1,242	26,789	2,827	63,881

Total shares sold		19,325	$416,902	48,863	$1,105,768

Shares Reinvested
Investor Shares		2,585	$58,820	2,499	$54,840
Select Shares		2,885	65,826	2,752	60,597
e.Shares	+	181	4,127	169	3,715

Total shares reinvested		5,651	$128,773	5,420	$119,152

Shares Redeemed
Investor Shares		(14,459)	($311,017)	(31,408)	($714,160)
Select Shares		(15,134)	(325,478)	(36,485)	(827,901)
e.Shares	+	(2,015)	(43,933)	(2,880)	(65,195)

Total shares redeemed		(31,608)	($680,428)	(70,773)	($1,607,256)

Net transactions in fund shares		(6,632)	($134,753)	(16,490)	($382,336)

Shares Outstanding and Net Assets
		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		353,650	$8,567,014	370,140	$7,964,796
Total increase or decrease	+	(6,632)	(1,110,960)	(16,490)	602,218

End of period		347,018	$7,456,054	353,650	$8,567,014

Net investment income not yet distributed			$42,702		$111,174

26 See financial notes

Schwab Institutional Select® S&P 500 Fund

Financial Statements

Financial Highlights

	11/1/07–		11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
	4/30/08*		10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	12.39		10.99	9.57	8.95	8.30	7.00

Income (loss) from investment operations:
Net investment income (loss)	0.11		0.21	0.16	0.15	0.13	0.12
Net realized and unrealized gains (losses)	(1.29)		1.36	1.39	0.62	0.64	1.30

Total from investment operations	(1.18)		1.57	1.55	0.77	0.77	1.42
Less distributions:
Distributions from net investment income	(0.21)		(0.17)	(0.13)	(0.15)	(0.12)	(0.12)

Net asset value at end of period	11.00		12.39	10.99	9.57	8.95	8.30

Total return (%)	(9.63)[1]		14.43	16.39	8.64	9.36	20.65

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[2]	0.10	0.10	0.10	0.15	0.15
Gross operating expenses	0.22	[2]	0.22	0.28	0.33	0.35	0.36
Net investment income (loss)	2.08	[2]	1.89	1.84	1.82	1.56	1.65
Portfolio turnover rate	0	[1,3]	1	2	3	3	4
Net assets, end of period ($ x 1,000,000)	3,048		3,103	2,080	1,246	348	272
* Unaudited.
1 Not annualized.
2 Annualized.
3 Less than 1%.

See financial notes 27

 Schwab Institutional Select S&P 500 Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

97.4%		Common Stock	2,756,463	2,969,432
3.0%		Short-Term Investments	92,071	92,071

100.4%		Total Investments	2,848,534	3,061,503
10.6%		Collateral Invested for Securities on Loan	322,497	322,497
(11	.0)%	Other Assets and Liabilities, Net		(335,611)

100.0%		Net Assets		3,048,389

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 97.4% of net assets

Automobiles & Components 0.5%
Other Securities		0.5	16,678

Banks 3.3%
U.S. Bancorp	420,848	0.5	14,262
Wachovia Corp. (a)	486,117	0.5	14,170
Wells Fargo & Co. (a)	814,713	0.8	24,238
Other Securities		1.5	48,482

		3.3	101,152

Capital Goods 9.0%
3M Co.	171,578	0.4	13,194
General Electric Co.	2,445,525	2.6	79,969
The Boeing Co.	188,931	0.5	16,033
United Technologies Corp.	242,836	0.6	17,598
Other Securities		4.9	147,857

		9.0	274,651

Commercial Services & Supplies 0.5%
Other Securities		0.5	13,827

Consumer Durables & Apparel 1.0%
Other Securities		1.0	30,913

Consumer Services 1.4%
McDonald’s Corp.	284,597	0.6	16,956
Other Securities		0.8	26,023

		1.4	42,979

Diversified Financials 8.0%
American Express Co.	281,997	0.4	13,541
Bank of America Corp.	1,088,720	1.3	40,871
Citigroup, Inc.	1,266,661	1.0	32,009
JPMorgan Chase & Co.	837,173	1.3	39,891
Morgan Stanley	268,766	0.4	13,062
The Charles Schwab Corp. (c)	241,045	0.2	5,207
The Goldman Sachs Group, Inc.	96,406	0.6	18,449
Other Securities		2.8	82,062

		8.0	245,092

Energy 13.6%
Chevron Corp.	512,003	1.6	49,229
ConocoPhillips (a)	384,820	1.1	33,152
Exxon Mobil Corp. (a)	1,321,411	4.0	122,984
Occidental Petroleum Corp.	203,926	0.6	16,969
Schlumberger Ltd.	298,280	1.0	29,992
Other Securities		5.3	163,451

		13.6	415,777

Food & Staples Retailing 2.6%
CVS Caremark Corp.	341,788	0.5	13,798
Wal-Mart Stores, Inc. (a)	581,619	1.1	33,722
Other Securities		1.0	30,576

		2.6	78,096

Food, Beverage & Tobacco 5.2%
PepsiCo, Inc.	391,266	0.9	26,813
Philip Morris International, Inc. *	514,702	0.9	26,265
The Coca-Cola Co.	492,446	0.9	28,990
Other Securities		2.5	78,047

		5.2	160,115

Health Care Equipment & Services 3.8%
Medtronic, Inc.	277,643	0.4	13,516
Other Securities		3.4	101,152

		3.8	114,668

Household & Personal Products 2.4%
The Procter & Gamble Co.	757,541	1.7	50,793

28 See financial notes

 Schwab Institutional Select S&P 500 Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities		0.7	22,569

		2.4	73,362

Insurance 4.0%
American International Group, Inc.	614,155	0.9	28,374
Other Securities		3.1	92,873

		4.0	121,247

Materials 3.5%
Monsanto Co.	134,070	0.5	15,287
Other Securities		3.0	91,909

		3.5	107,196

Media 2.7%
Comcast Corp., Class A	722,052	0.5	14,838
The Walt Disney Co.	468,354	0.5	15,189
Time Warner, Inc.	890,014	0.4	13,217
Other Securities		1.3	39,971

		2.7	83,215

Pharmaceuticals & Biotechnology 7.4%
Abbott Laboratories	381,341	0.7	20,116
Johnson & Johnson	697,217	1.5	46,776
Merck & Co., Inc.	530,186	0.7	20,168
Pfizer, Inc.	1,664,086	1.1	33,465
Wyeth	330,382	0.5	14,692
Other Securities		2.9	89,442

		7.4	224,659

Real Estate 1.2%
Other Securities		1.2	35,546

Retailing 2.7%
Other Securities		2.7	81,899

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	1,424,689	1.0	31,714
Other Securities		1.5	43,557

		2.5	75,271

Software & Services 5.9%
Google, Inc., Class A *	55,531	1.0	31,891
Microsoft Corp.	1,970,493	1.8	56,198
Oracle Corp. *	973,526	0.7	20,298
Other Securities		2.4	70,546

		5.9	178,933

Technology Hardware & Equipment 7.3%
Apple, Inc. *	216,405	1.2	37,644
Cisco Systems, Inc. *	1,472,330	1.2	37,751
Hewlett-Packard Co.	620,215	1.0	28,747
International Business Machines Corp.	341,673	1.4	41,240
QUALCOMM, Inc.	396,927	0.6	17,143
Other Securities		1.9	60,209

		7.3	222,734

Telecommunication Services 3.3%
AT&T, Inc.	1,475,565	1.9	57,119
Verizon Communications, Inc.	706,670	0.9	27,193
Other Securities		0.5	16,704

		3.3	101,016

Transportation 2.1%
United Parcel Service, Inc., Class B	252,838	0.6	18,308
Other Securities		1.5	45,357

		2.1	63,665

Utilities 3.5%
Exelon Corp.	157,554	0.4	13,468
Other Securities		3.1	93,273

		3.5	106,741

Total Common Stock (Cost $2,756,463)			2,969,432

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 3.0% of net assets

Commercial Paper & Other Obligations 2.8%
Wachovia, London Time Deposit 2.09%, 05/01/08	85,500	2.7	85,500
Other Securities		0.1	1,578

		2.8	87,078

U.S. Treasury Obligation 0.2%
Other Securities		0.2	4,993

Total Short-Term Investments (Cost $92,071)			92,071

End of Investments.

See financial notes 29

 Schwab Institutional Select S&P 500 Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 10.6% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	322,496,507	10.6	322,497

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 04/30/08, the tax basis cost of the fund’s investments was $2,860,035 and the unrealized appreciation and depreciation were $469,375 and ($267,907), respectively, with a net unrealized appreciation of $201,468.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(c)	Issuer is affiliated with the fund’s adviser.

In addition to the above, the fund held the following at
04/30/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract
S & P 500 Index, e-mini, Long, expires 06/20/08	1,080	74,844	(286)

30 See financial notes

 Schwab Institutional Select S&P 500 Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $313,542 (cost $2,848,534)		$3,061,503
Collateral invested for securities on loan		322,497
Foreign currency, at value (cost $10)		10
Receivables:
Fund shares sold		5,527
Dividends		2,713
Income from securities on loan		174
Interest		5
Prepaid expenses	+	91

Total assets		3,392,520

Liabilities
Collateral held for securities on loan		322,497
Payables:
Investments bought		18,935
Transfer agent and shareholder services fees		22
Fund shares redeemed		2,390
Due to brokers for futures	+	287

Total liabilities		344,131

Net Assets
Total assets		3,392,520
Total liabilities	−	344,131

Net assets		$3,048,389
Net Assets by Source
Capital received from investors		2,873,051
Net investment income not yet distributed		18,852
Net realized capital losses		(56,197)
Net unrealized capital gains		212,683

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$3,048,389		277,057		$11.00

See financial notes 31

 Schwab Institutional Select S&P 500 Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends (including $23 from affiliated issuer and net of $2 foreign withholding tax)		$30,331
Interest		1,075
Securities on loan	+	576

Total Investment Income		31,982

Net Realized Gains and Losses
Net realized losses on investments		(385)
Net realized losses on futures contracts	+	(5,601)

Net realized losses		(5,986)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(326,781)
Net unrealized losses on futures contracts	+	(651)

Net unrealized losses		(327,432)

Expenses
Investment adviser and administrator fees		1,467
Transfer agent and shareholder service fees		1,465
Registration fees		58
Portfolio accounting fees		53
Custodian fees		36
Professional fees		19
Shareholder reports		19
Trustees’ fees		12
Interest expense		1
Other expenses	+	20

Total expenses		3,150
Expense reduction by adviser and Schwab	−	1,684

Net expenses		1,466

Increase (Decrease) in Net Assets from Operations
Total investment income		31,982
Net expenses	−	1,466

Net investment income		30,516
Net realized losses		(5,986)
Net unrealized losses	+	(327,432)

Decrease in net assets from operations		($302,902)

32 See financial notes

 Schwab Institutional Select S&P 500 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-4/30/08	11/1/06-10/31/07
Net investment income		$30,516	$50,100
Net realized gains (losses)		(5,986)	11,183
Net unrealized gains (losses)	+	(327,432)	294,913

Increase (Decrease) in net assets from operations		(302,902)	356,196

Distributions to shareholders
Distributions from net investment income		$53,061	$32,922

Transactions in Fund Shares

		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold		57,915	$639,141	89,179	$1,028,140
Shares Reinvested		4,137	48,190	2,614	29,386
Shares Redeemed	+	(35,455)	(385,917)	(30,703)	(358,242)

Net transactions in fund shares		26,597	$301,414	61,090	$699,284

Shares Outstanding and Net Assets
		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		250,460	$3,102,938	189,370	$2,080,380
Total increase or decrease	+	26,597	(54,549)	61,090	1,022,558

End of period		277,057	$3,048,389	250,460	$3,102,938

Net investment income not yet distributed			$18,852		$41,397

See financial notes 33

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
Investor Shares	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	45.81	40.40	35.31	32.54	30.25	25.25

Income (loss) from investment operations:
Net investment income (loss)	0.33 [1]	0.60 [1]	0.50 [1]	0.55	0.37	0.33
Net realized and unrealized gains (losses)	(4.71)	5.33	5.05	2.70	2.26	4.99

Total from investment operations	(4.38)	5.93	5.55	3.25	2.63	5.32
Less distributions:
Distributions from net investment income	(0.62)	(0.52)	(0.46)	(0.48)	(0.34)	(0.32)
Distributions from net realized gains	(0.03)	—	—	—	—	—

Total distributions	(0.65)	(0.52)	(0.46)	(0.48)	(0.34)	(0.32)

Net asset value at end of period	40.78	45.81	40.40	35.31	32.54	30.25

Total return (%)	(9.65)[2]	14.81	15.84	10.04	8.78	21.34

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49 [3]	0.48	0.49	0.50	0.50	0.49
Gross operating expenses	0.49 [3]	0.48	0.49	0.50	0.50	0.51
Net investment income (loss)	1.60 [3]	1.39	1.34	1.49	1.15	1.27
Portfolio turnover rate	3 [2]	6	5	6	5	5
Net assets, end of period ($ x 1,000,000)	3,395	3,974	3,918	4,166	4,258	3,974

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/2/02–
Select Shares	04/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	45.84	40.43	35.34	32.56	30.27	25.26

Income (loss) from investment operations:
Net investment income (loss)	0.36 [1]	0.66 [1]	0.56 [1]	0.56	0.42	0.37
Net realized and unrealized gains (losses)	(4.71)	5.34	5.04	2.74	2.25	4.99

Total from investment operations	(4.35)	6.00	5.60	3.30	2.67	5.36
Less distributions:
Distributions from net investment income	(0.69)	(0.59)	(0.51)	(0.52)	(0.38)	(0.35)
Distributions from net realized gains	(0.03)	—	—	—	—	—

Total distributions	(0.72)	(0.59)	(0.51)	(0.52)	(0.38)	(0.35)

Net asset value at end of period	40.77	45.84	40.43	35.34	32.56	30.27

Total return (%)	(9.58)[2]	14.98	16.01	10.21	8.90	21.52

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.34 [3]	0.33	0.34	0.35	0.35	0.35
Gross operating expenses	0.34 [3]	0.33	0.34	0.35	0.35	0.36
Net investment income (loss)	1.75 [3]	1.54	1.48	1.63	1.30	1.41
Portfolio turnover rate	3 [2]	6	5	6	5	5
Net assets, end of period ($ x 1,000,000)	2,961	3,311	2,924	2,328	2,138	1,996
* Unaudited.
1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.

34 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.7%		Common Stock	2,935,204	6,336,532
0.2%		Foreign Common Stock	7,106	10,177

99.9%		Total Investments	2,942,310	6,346,709
5.0%		Collateral Invested for Securities on Loan	319,210	319,210
(4	.9)%	Other Assets and Liabilities, Net		(310,033)

100.0%		Net Assets		6,355,886

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 99.7% of net assets

Automobiles & Components 0.6%
Other Securities		0.6	36,891

Banks 3.3%
U.S. Bancorp	800,355	0.4	27,124
Wachovia Corp. (a)	952,629	0.4	27,769
Wells Fargo & Co.	1,498,896	0.7	44,592
Other Securities		1.8	111,316

		3.3	210,801

Capital Goods 9.2%
3M Co.	322,034	0.4	24,764
General Electric Co.	4,539,422	2.3	148,439
The Boeing Co.	362,089	0.5	30,727
United Technologies Corp.	446,863	0.5	32,384
Other Securities		5.5	347,424

		9.2	583,738

Commercial Services & Supplies 0.7%
Other Securities		0.7	44,913

Consumer Durables & Apparel 1.0%
Other Securities		1.0	65,341

Consumer Services 1.6%
McDonald’s Corp.	523,736	0.5	31,204
Other Securities		1.1	67,221

		1.6	98,425

Diversified Financials 7.4%
American Express Co.	525,577	0.4	25,238
Bank of America Corp.	2,020,268	1.2	75,841
Citigroup, Inc.	2,363,662	0.9	59,730
JPMorgan Chase & Co.	1,544,938	1.2	73,616
Morgan Stanley	487,948	0.4	23,714
The Charles Schwab Corp. (b)	427,315	0.1	9,230
The Goldman Sachs Group, Inc.	179,032	0.5	34,261
Other Securities		2.7	170,298

		7.4	471,928

Energy 13.9%
Chevron Corp.	974,577	1.5	93,706
ConocoPhillips	739,216	1.0	63,683
Exxon Mobil Corp.	2,500,422	3.7	232,714
Occidental Petroleum Corp.	374,616	0.5	31,172
Schlumberger Ltd.	546,506	0.9	54,951
Other Securities		6.3	409,669

		13.9	885,895

Food & Staples Retailing 2.4%
CVS Caremark Corp.	651,861	0.4	26,315
Wal-Mart Stores, Inc.	1,099,977	1.0	63,777
Other Securities		1.0	60,167

		2.4	150,259

Food, Beverage & Tobacco 4.9%
PepsiCo, Inc.	728,487	0.8	49,923
Philip Morris International, Inc. *	948,215	0.8	48,387
The Coca-Cola Co.	909,204	0.8	53,525
Other Securities		2.5	161,239

		4.9	313,074

Health Care Equipment & Services 3.9%
Medtronic, Inc.	511,018	0.4	24,876
Other Securities		3.5	220,502

		3.9	245,378

Household & Personal Products 2.3%
The Procter & Gamble Co.	1,417,919	1.5	95,071

See financial notes 35

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities		0.8	49,948

		2.3	145,019

Insurance 4.8%
American International Group, Inc.	1,147,536	0.8	53,016
Berkshire Hathaway, Inc., Class A *	313	0.7	41,895
Other Securities		3.3	211,559

		4.8	306,470

Materials 4.1%
Monsanto Co.	258,534	0.5	29,478
Other Securities		3.6	233,525

		4.1	263,003

Media 2.9%
Comcast Corp., Class A (a)	1,369,253	0.5	28,138
The Walt Disney Co.	856,002	0.4	27,760
Time Warner, Inc.	1,626,601	0.4	24,155
Other Securities		1.6	106,061

		2.9	186,114

Pharmaceuticals & Biotechnology 7.2%
Abbott Laboratories	702,646	0.6	37,065
Johnson & Johnson	1,288,217	1.4	86,426
Merck & Co., Inc.	984,285	0.6	37,442
Pfizer, Inc.	3,073,810	1.0	61,814
Wyeth	608,283	0.4	27,050
Other Securities		3.2	207,054

		7.2	456,851

Real Estate 1.9%
Other Securities		1.9	117,373

Retailing 2.8%
Other Securities		2.8	176,358

Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	2,631,630	0.9	58,580
Other Securities		1.5	94,239

		2.4	152,819

Software & Services 6.3%
Google, Inc., Class A *	105,296	1.0	60,470
Microsoft Corp.	3,820,588	1.7	108,963
Oracle Corp. *	1,798,710	0.6	37,503
Other Securities		3.0	192,095

		6.3	399,031

Technology Hardware & Equipment 7.0%
Apple, Inc. *	399,714	1.1	69,530
Cisco Systems, Inc. *	2,710,315	1.1	69,493
Hewlett-Packard Co.	1,209,618	0.9	56,066
International Business Machines Corp.	629,690	1.2	76,004
QUALCOMM, Inc.	733,228	0.5	31,668
Other Securities		2.2	144,554

		7.0	447,315

Telecommunication Services 3.2%
AT&T, Inc.	2,744,527	1.7	106,241
Verizon Communications, Inc.	1,305,537	0.8	50,237
Other Securities		0.7	44,951

		3.2	201,429

Transportation 2.0%
United Parcel Service, Inc., Class B	468,725	0.6	33,940
Other Securities		1.4	93,473

		2.0	127,413

Utilities 3.9%
Exelon Corp.	299,656	0.4	25,615
Other Securities		3.5	225,079

		3.9	250,694

Total Common Stock (Cost $2,935,204)			6,336,532

Foreign Common Stock 0.2% of net assets

Bermuda 0.2%

Capital Goods 0.1%
Other Securities		0.1	4,131

Consumer Services 0.0%
Other Securities		0.0	884

Diversified Financials 0.1%
Other Securities		0.1	5,162

Total Foreign Common Stock (Cost $7,106)			10,177

End of Investments.

Collateral Invested for Securities on Loan 5.0% of net assets
State Street Navigator Security Lending Prime Portfolio	319,209,617	5.0	319,210

End of collateral invested for securities on loan.

36 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

(All dollar amounts are x 1,000)

At 04/30/2008 the tax basis cost of the fund’s investments was $2,944,755 and the unrealized appreciation and depreciation were $3,555,690 and ($153,736), respectively, with a net unrealized appreciation of $3,401,954.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser
(c)	Fair-valued by Management. Please see complete schedule of holdings.

See financial notes 37

 Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $311,128 (cost $2,942,310)		$6,346,709
Collateral invested for securities on loan		319,210
Receivables:
Investments sold		4,989
Dividends		5,791
Fund shares sold		2,886
Income from securities on loan		301
Prepaid expenses	+	13

Total assets		6,679,899

Liabilities
Collateral invested for securities on loan		$319,210
Payables:
Investment adviser and administrator fees		118
Transfer agent and shareholder services fees		96
Fund shares redeemed		3,272
Payable to custodian		1,091
Accrued expenses	+	226

Total liabilities		324,013

Net Assets
Total assets		6,679,899
Total liabilities	−	324,013

Net assets		$6,355,886
Net Assets by Source
Capital received from investors		2,880,649
Net investment income not yet distributed		31,869
Net realized capital gains		38,969
Net unrealized capital gains		3,404,399

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$3,395,225		83,262		$40.78
Select Shares	$2,960,661		72,619		$40.77

38 See financial notes

 Schwab 1000 Index Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends (including $48 from affiliated issuer and net of $7 foreign withholding tax)		$65,995
Interest		109
Securities on Loan	+	1,224

Total Investment Income		67,328

Net Realized Gains and Losses
Net realized gains on investments		40,681
Net realized gains on affiliated issuer		63
Net realized losses on futures contracts	+	(566)

Net realized gains		40,178

Net Unrealized Gains and Losses
Net unrealized losses on investments		(794,108)
Net unrealized losses on futures contracts	+	(33)

Net unrealized losses		(794,141)

Expenses
Investment adviser and administrator fees		7,146
Transfer agent and shareholder service fees:
Investor Shares		4,358
Select Shares		1,482
Shareholder reports		146
Portfolio accounting fees		99
Custodian fees		66
Registration fees		39
Professional fees		33
Trustees’ fees		26
Interest expense		20
Other expenses	+	31

Total expenses		13,446
Custody credit	−	4

Net expenses		13,442

Increase (Decrease) in Net Assets from Operations
Total investment income		67,328
Net expenses	−	13,442

Net investment income		53,886
Net realized gains		40,178
Net unrealized losses	+	(794,141)

Decrease in net assets from operations		($700,077)

See financial notes 39

 Schwab 1000 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-04/30/08	11/1/06-10/31/07
Net investment income		$53,886	$102,885
Net realized gains		40,178	313,462
Net unrealized gains (losses)	+	(794,141)	563,461

Increase (Decrease) in net assets from operations		(700,077)	979,808

Distributions to Shareholders
Distributions from net investment income
Investor Shares		52,859	49,741
Select Shares	+	49,349	42,503

Total distributions from net investment income		102,208	92,244

Distributions from net realized gains
Investor Shares		2,740	—
Select Shares	+	2,293	—

Total distributions from net realized gains		5,033	–

Total distributions		$107,241	$92,244

Transactions in Fund Shares

		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		2,719	$111,068	6,398	$273,594
Select Shares	+	4,761	193,170	11,316	486,239

Total shares sold		7,480	$304,238	17,714	$759,833

Shares Reinvested
Investor Shares		1,186	$51,269	1,107	$45,932
Select Shares	+	974	42,080	856	35,483

Total shares reinvested		2,160	$93,349	1,963	$81,415

Shares Redeemed
Investor Shares		(7,397)	($301,306)	(17,729)	($762,521)
Select Shares	+	(5,333)	(218,271)	(12,279)	(522,702)

Total shares redeemed		(12,730)	($519,577)	(30,008)	($1,285,223)

Net transactions in fund shares		(3,090)	($121,990)	(10,331)	($443,975)

Shares Outstanding and Net Assets
		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		158,971	$7,285,194	169,302	$6,841,605
Total increase or decrease	+	(3,090)	(929,308)	(10,331)	443,589

End of period		155,881	$6,355,886	158,971	$7,285,194

Net investment income not yet distributed			$31,869		$80,191

40 See financial notes

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
Investor Shares	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	25.30	25.92	22.31	19.92	18.22	13.27

Income (loss) from investment operations:
Net investment income (loss)	0.15 [1]	0.32 [1]	0.23 [1]	0.14	0.13	0.11
Net realized and unrealized gains (losses)	(2.59)	2.35	3.67	2.38	1.68	4.98

Total from investment operations	(2.44)	2.67	3.90	2.52	1.81	5.09
Less distributions:
Distributions from net investment income	(0.36)	(0.24)	(0.14)	(0.13)	(0.11)	(0.14)
Distributions from net realized gains	(3.62)	(3.05)	(0.15)	—	—	—

Total distributions	(3.98)	(3.29)	(0.29)	(0.13)	(0.11)	(0.14)

Net asset value at end of period	18.88	25.30	25.92	22.31	19.92	18.22

Total return (%)	(10.65)[2]	11.16	17.62	12.66	9.98	38.72

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.57 [3]	0.57	0.57	0.58	0.59	0.56
Gross operating expenses	0.57 [3]	0.57	0.57	0.58	0.59	0.60
Net investment income (loss)	1.58 [3]	1.28	0.94	0.57	0.66	0.74
Portfolio turnover rate	36 [2]	31	29	40	39	34
Net assets, end of period ($ x 1,000,000)	623	756	771	823	869	886

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
Select Shares	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	25.35	25.97	22.36	19.96	18.25	13.28

Income (loss) from investment operations:
Net investment income (loss)	0.17 [1]	0.35 [1]	0.27 [1]	0.17	0.17	0.14
Net realized and unrealized gains (losses)	(2.60)	2.36	3.67	2.39	1.68	4.99

Total from investment operations	(2.43)	2.71	3.94	2.56	1.85	5.13
Less distributions:
Distributions from net investment income	(0.40)	(0.28)	(0.18)	(0.16)	(0.14)	(0.16)
Distributions from net realized gains	(3.62)	(3.05)	(0.15)	—	—	—

Total distributions	(4.02)	(3.33)	(0.33)	(0.16)	(0.14)	(0.16)

Net asset value at end of period	18.90	25.35	25.97	22.36	19.96	18.25

Total return (%)	(10.59)[2]	11.35	17.78	12.86	10.16	39.02

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.42 [3]	0.42	0.42	0.41	0.42	0.41
Gross operating expenses	0.42 [3]	0.42	0.42	0.43	0.44	0.45
Net investment income (loss)	1.73 [3]	1.43	1.10	0.74	0.82	0.89
Portfolio turnover rate	36 [2]	31	29	40	39	34
Net assets, end of period ($ x 1,000,000)	873	969	889	795	761	759
* Unaudited.
1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.

See financial notes 41

 Schwab Small-Cap Index Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities’’ in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

97.1%		Common Stock	1,404,369	1,451,894
1.2%		Foreign Common Stock	17,841	17,603
2.2%		Short-Term Investments	32,489	32,489

100.5%		Total Investments	1,454,699	1,501,986
33.7%		Collateral Invested for Securities on Loan	503,862	503,862
(34	.2)%	Other Assets and Liabilities, Net		(510,759)

100.0%		Net Assets		1,495,089

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 97.1% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	13,307

Banks 7.3%
UMB Financial Corp. (a)	60,824	0.2	3,019
Washington Federal, Inc. (a)	147,839	0.2	3,520
Other Securities		6.9	103,421

		7.3	109,960

Capital Goods 9.6%
Actuant Corp., Class A	93,148	0.2	3,155
CLARCOR, Inc. (a)	84,698	0.2	3,554
Curtiss-Wright Corp. (a)	73,456	0.2	3,488
Esterline Technologies Corp. (a) *	54,311	0.2	3,023
Gardner Denver, Inc. *	87,112	0.3	4,046
GrafTech International Ltd. (a) *	176,900	0.2	3,476
Hexcel Corp. (a) *	161,983	0.2	3,625
Moog, Inc., Class A (a) *	72,072	0.2	3, 107
Nordson Corp. (a)	56,843	0.2	3,355
Teledyne Technologies, Inc. (a) *	56,225	0.2	3,302
UAP Holding Corp. (a)	88,713	0.2	3,452
Wabtec Corp. (a)	81,150	0.2	3,480
Woodward Governor Co.	94,634	0.2	3,325
Other Securities		6.9	98,881

		9.6	143,269

Commercial Services & Supplies 4.1%
Waste Connections, Inc. (a) *	110,943	0.2	3,558
Other Securities		3.9	57,484

		4.1	61,042

Consumer Durables & Apparel 3.3%
The Warnaco Group, Inc. (a) *	76,463	0.2	3,528
Other Securities		3.1	46,216

		3.3	49,744

Consumer Services 4.4%
Bally Technologies, Inc. *	92,662	0.2	3,122
Career Education Corp. (a) *	152,900	0.2	3,081
Sotheby’s	114,100	0.2	3,161
Other Securities		3.8	56,859

		4.4	66,223

Diversified Financials 2.6%
Investment Technology Group, Inc. *	70,365	0.2	3,396
Other Securities		2.4	35,562

		2.6	38,958

Energy 8.3%
BP Prudhoe Bay Royalty Trust (a)	36,165	0.2	3,346
Comstock Resources, Inc. *	76,926	0.2	3,499
Markwest Energy Partners L.P.	85,200	0.2	3,042
Penn Virginia Corp. (a)	70,378	0.2	3,695
SEACOR Holdings, Inc. *	38,316	0.2	3,261
Williams Partners L.P.	85,320	0.2	3,083
Other Securities		7.1	104,004

		8.3	123,930

Food & Staples Retailing 1.0%
Other Securities		1.0	15,096

Food, Beverage & Tobacco 1.6%
Other Securities		1.6	23,935

42 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Health Care Equipment & Services 6.2%
Immucor, Inc. (a) *	118,254	0.2	3,190
Owens & Minor, Inc. (a)	69,192	0.2	3,136
Psychiatric Solutions, Inc. (a) *	93,154	0.2	3,233
Other Securities		5.6	83,407

		6.2	92,966

Household & Personal Products 0.4%
Other Securities		0.4	5,566

Insurance 2.9%
Other Securities		2.9	43,469

Materials 4.4%
Texas Industries, Inc. (a)	46,251	0.2	3,580
Other Securities		4.2	62,141

		4.4	65,721

Media 1.6%
Other Securities		1.6	23,710

Pharmaceuticals & Biotechnology 5.3%
Myriad Genetics, Inc. *	73,365	0.2	3,048
Onyx Pharmaceuticals, Inc. *	90,466	0.2	3,181
OSI Pharmaceuticals, Inc. (a) *	93,291	0.2	3,232
United Therapeutics Corp. (a) *	37,776	0.2	3,192
Other Securities		4.5	66,174

		5.3	78,827

Real Estate 6.8%
Corporate Office Properties Trust (a)	80,149	0.2	2,990
Home Properties, Inc. (a)	59,765	0.2	3,142
Other Securities		6.4	96,183

		6.8	102,315

Retailing 3.7%
Aeropostale, Inc. *	124,632	0.3	3,962
Other Securities		3.4	51,001

		3.7	54,963

Semiconductors & Semiconductor Equipment 4.0%
Microsemi Corp. (a) *	132,219	0.2	3,239
PMC-Sierra, Inc. (a) *	410,023	0.2	3,186
Other Securities		3.6	52,784

		4.0	59,209

Software & Services 6.6%
Jack Henry & Associates, Inc. (a)	125,520	0.2	3,299
NeuStar, Inc., Class A (a) *	130,795	0.2	3,598
Take-Two Interactive Software, Inc. *	130,004	0.2	3,411
Other Securities		6.0	88,700

		6.6	99,008

Technology Hardware & Equipment 4.9%
F5 Networks, Inc. *	143,600	0.2	3,250
Foundry Networks, Inc. (a) *	237,924	0.2	3,029
Vishay Intertechnology, Inc. *	315,100	0.2	2,978
Other Securities		4.3	64,516

		4.9	73,773

Telecommunication Services 0.8%
Other Securities		0.8	12,350

Transportation 2.5%
Other Securities		2.5	36,864

Utilities 3.9%
Piedmont Natural Gas Co., Inc. (a)	124,077	0.2	3,262
Vectren Corp.	129,117	0.2	3,651
Other Securities		3.5	50,776

		3.9	57,689

Total Common Stock (Cost $1,404,369)			1,451,894

Foreign Common Stock 1.2% of net assets

Bermuda 1.1%

Capital Goods 0.1%
Other Securities		0.1	1,800

Consumer Durables & Apparel 0.1%
Other Securities		0.1	854

Insurance 0.6%
Assured Guaranty Ltd. (a)	135,437	0.2	3,425
Other Securities		0.4	6,004

		0.6	9,429

Software & Services 0.1%
Other Securities		0.1	1,882

Telecommunication Services 0.1%
Other Securities		0.1	1,515

Transportation 0.1%
Other Securities		0.1	1,037

		1.1	16,517

See financial notes 43

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Cayman Islands 0.0%

Technology Hardware & Equipment 0.0%
Other Securities		0.0	89

Liberia 0.1%

Transportation 0.1%
Other Securities		0.1	997

Total Foreign Common Stock (Cost $17,841)			17,603

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 2.2% of net assets

Commercial Paper & Other Obligations 2.1%
Wells Fargo, Grand Cayman Time Deposit
2.09%, 05/01/08	30,894	2.1	30,894

U.S. Treasury Obligation 0.1%
Other Securities		0.1	1,595

Total Short-Term Investments (Cost $32,489)			32,489

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 33.7% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	503,862,363	33.7	503,862

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 04/30/08 the tax basis cost of the fund’s investments was $1,455,376, and the unrealized appreciation and depreciation were $229,882 and ($183,272), respectively, with a net unrealized appreciation of $46,610.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
ADR — American Depositary Receipt

In addition to the above, the fund held the following at
04/30/2008. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract
Russell 2000 Index, e-mini, Long, expires 06/20/08	281	20,162	(53)

44 See financial notes

 Schwab Small Cap Index Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $487,937 (cost $1,454,699)		$1,501,986
Collateral invested for securities on loan		503,862
Cash		2
Receivables:
Investments sold		121
Dividends		963
Income from securities on loan		770
Fund shares sold		511
Prepaid expenses	+	3

Total assets		2,008,218

Liabilities
Collateral held for securities on loan		503,862
Payables:
Investments bought		8,534
Investment adviser and administrator fees		37
Transfer agent and shareholder services fees		20
Fund shares redeemed		488
Due to brokers for futures		53
Accrued expenses	+	135

Total liabilities		513,129

Net Assets
Total assets		2,008,218
Total liabilities	−	513,129

Net assets		$1,495,089
Net Assets by Source
Capital received from investors		1,354,361
Net investment income not yet distributed		9,571
Net realized capital gains		83,923
Net unrealized capital gains		47,234

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$622,583		32,979		$18.88
Select Shares	$872,505		46,169		$18.90

See financial notes 45

 Schwab Small Cap Index Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends (net of $12 foreign withholding tax)		$12,489
Interest		342
Securities on loan	+	3,344

Total Investment Income		16,175

Net Realized Gains and Losses
Net realized gains on investments		84,587
Net realized losses on futures contracts	+	(323)

Net realized gains		84,264

Net Unrealized Gains and Losses
Net unrealized losses on investments		(278,925)
Net unrealized losses on futures contracts	+	(767)

Net unrealized losses		(279,692)

Expenses
Investment adviser and administrator fees		2,228
Transfer agent and shareholder service fees:
Investor Shares		798
Select Shares		432
Registration fees		58
Portfolio accounting fees		46
Shareholder reports		38
Custodian fees		24
Professional fees		24
Trustees’ fees		8
Interest Expense		1
Other expenses	+	8

Total expenses		3,665
Expense reduction by adviser and Schwab	−	17

Net expenses		3,648

Increase (Decrease) in Net Assets from Operations
Total investment income		16,175
Net expenses	−	3,648

Net investment income		12,527
Net realized gains		84,264
Net unrealized losses	+	(279,692)

Decrease in net assets from operations		($182,901)

46 See financial notes

 Schwab Small Cap Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-04/30/08	11/1/06-10/31/07
Net investment income		$12,527	$23,290
Net realized gains		84,264	244,655
Net unrealized losses	+	(279,692)	(86,470)

Increase (Decrease) in net assets from operations		(182,901)	181,475

Distributions to Shareholders
Distributions from net investment income
Investor Shares		8,132	6,876
Select Shares	+	12,287	9,628

Total distributions from net investment income		20,419	16,504

Distributions from net realized gains
Investor Shares		106,591	88,653
Select Shares	+	140,533	104,007

Total distributions from net realized gains		247,124	192,660

Total distributions		$267,543	$209,164

Transactions in Fund Shares

		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		1,335	$25,573	3,309	$81,591
Select Shares	+	4,175	81,390	4,151	101,982

Total shares sold		5,510	$106,963	7,460	$183,573

Shares Reinvested
Investor Shares		5,458	$107,685	3,788	$89,541
Select Shares	+	7,095	140,062	4,407	104,234

Total shares reinvested		12,553	$247,747	8,195	$193,775

Shares Redeemed
Investor Shares		(3,689)	($71,056)	(6,951)	($171,881)
Select Shares	+	(3,310)	(62,654)	(4,571)	(112,733)

Total shares redeemed		(6,999)	($133,710)	(11,522)	($284,614)

Net transactions in fund shares		11,064	$221,000	4,133	$92,734

Shares Outstanding and Net Assets
		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		68,084	$1,724,533	63,951	$1,659,488
Total increase or decrease	+	11,064	(229,444)	4,133	65,045

End of period		79,148	$1,495,089	68,084	$1,724,533

Net investment income not yet distributed			$9,571		$17,463

See financial notes 47

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
Investor Shares	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	26.96	23.83	20.77	19.04	17.48	14.35

Income (loss) from investment operations:
Net investment income (loss)	0.18	0.35	0.30	0.29	0.19	0.16
Net realized and unrealized gains (losses)	(2.77)	3.06	3.01	1.69	1.53	3.14

Total from investment operations	(2.59)	3.41	3.31	1.98	1.72	3.30
Less distributions:
Distributions from net investment income	(0.33)	(0.28)	(0.25)	(0.25)	(0.16)	(0.17)
Distributions from net realized gains	(0.06)	—	—	—	—	—

Total distributions	(0.39)	(0.28)	(0.25)	(0.25)	(0.16)	(0.17)

Net asset value at end of period	23.98	26.96	23.83	20.77	19.04	17.48

Total return (%)	(9.67)[1]	14.44	16.05	10.45	9.93	23.24

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.53 [2]	0.52	0.53	0.54	0.56	0.53
Gross operating expenses	0.53 [2]	0.52	0.53	0.54	0.56	0.59
Net investment income (loss)	1.49 [2]	1.34	1.27	1.37	1.07	1.18
Portfolio turnover rate	0 [1,3]	0 [3]	3	2	2	3
Net assets, end of period ($ x 1,000,000)	596	673	607	600	592	469

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
Select Shares	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	27.04	23.90	20.83	19.09	17.52	14.37

Income (loss) from investment operations:
Net investment income (loss)	0.20	0.37	0.31	0.31	0.22	0.20
Net realized and unrealized gains (losses)	(2.78)	3.09	3.04	1.71	1.54	3.14

Total from investment operations	(2.58)	3.46	3.35	2.02	1.76	3.34
Less distributions:
Distributions from net investment income	(0.37)	(0.32)	(0.28)	(0.28)	(0.19)	(0.19)
Distributions from net realized gains	(0.06)	—	—	—	—	—

Total distributions	(0.43)	(0.32)	(0.28)	(0.28)	(0.19)	(0.19)

Net asset value at end of period	24.03	27.04	23.90	20.83	19.09	17.52

Total return (%)	(9.62)[1]	14.62	16.23	10.63	10.10	23.50

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.38 [2]	0.37	0.38	0.39	0.39	0.36
Gross operating expenses	0.38 [2]	0.37	0.38	0.39	0.41	0.44
Net investment income (loss)	1.63 [2]	1.49	1.41	1.52	1.23	1.35
Portfolio turnover rate	0 [1,3]	0 [3]	3	2	2	3
Net assets, end of period ($ x 1,000,000)	818	906	762	617	548	429
* Unaudited.
1 Not annualized.
2 Annualized.
3 Less than 1%.

48 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.7%		Common Stock	1,078,963	1,395,279
0.2%		Foreign Common Stock	2,234	2,448
0.1%		Preferred Stock	754	1,981
0.8%		Short-Term Investments	11,259	11,259

99.8%		Total Investments	1,093,210	1,410,967
4.7%		Collateral Invested for Securities on Loan	66,282	66,282
(4	.5)%	Other Assets and Liabilities, Net		(63,093)

100.0%		Net Assets		1,414,156

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 98.7% of net assets

Automobiles & Components 0.6%
Other Securities		0.6	8,093

Banks 3.5%
U.S. Bancorp	158,531	0.4	5,373
Wachovia Corp.	171,582	0.4	5,002
Wells Fargo & Co.	279,406	0.6	8,312
Other Securities		2.1	31,136

		3.5	49,823

Capital Goods 8.8%
3M Co.	65,000	0.4	4,999
General Electric Co.	847,966	2.0	27,729
The Boeing Co.	68,800	0.4	5,838
United Technologies Corp.	84,068	0.4	6,092
Other Securities		5.6	80,181

		8.8	124,839

Commercial Services & Supplies 1.1%
Other Securities		1.1	15,901

Consumer Durables & Apparel 1.3%
Other Securities		1.3	18,623

Consumer Services 2.1%
McDonald’s Corp.	110,300	0.5	6,572
Other Securities		1.6	22,737

		2.1	29,309

Diversified Financials 6.9%
American Express Co.	105,150	0.4	5,049
Bank of America Corp.	381,577	1.0	14,324
Citigroup, Inc.	412,286	0.7	10,418
JPMorgan Chase & Co.	295,944	1.0	14,102
The Charles Schwab Corp. (d)	111,120	0.2	2,400
The Goldman Sachs Group, Inc.	38,700	0.5	7,406
Other Securities		3.1	43,140

		6.9	96,839

Energy 12.3%
Chevron Corp.	178,939	1.2	17,205
ConocoPhillips	134,223	0.8	11,563
Exxon Mobil Corp.	483,166	3.2	44,968
Occidental Petroleum Corp.	75,020	0.5	6,242
Schlumberger Ltd.	100,000	0.7	10,055
Other Securities		5.9	84,249

		12.3	174,282

Food & Staples Retailing 2.6%
CVS Caremark Corp.	125,640	0.4	5,072
Wal-Mart Stores, Inc.	342,100	1.4	19,835
Other Securities		0.8	12,021

		2.6	36,928

Food, Beverage & Tobacco 4.8%
Kraft Foods, Inc., Class A	185,513	0.4	5,868
PepsiCo, Inc.	140,800	0.7	9,649
Philip Morris International, Inc. *	174,800	0.6	8,920
The Coca-Cola Co.	202,200	0.9	11,903
Other Securities		2.2	31,656

		4.8	67,996

Health Care Equipment & Services 4.0%
Other Securities		4.0	56,307

See financial notes 49

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Household & Personal Products 2.0%
The Procter & Gamble Co.	269,915	1.3	18,098
Other Securities		0.7	10,223

		2.0	28,321

Insurance 5.1%
American International Group, Inc.	211,922	0.7	9,791
Berkshire Hathaway, Inc., Class A *	128	1.2	17,133
Other Securities		3.2	45,382

		5.1	72,306

Materials 4.3%
Monsanto Co.	43,290	0.4	4,936
Other Securities		3.9	55,595

		4.3	60,531

Media 3.4%
The Walt Disney Co.	195,410	0.5	6,337
Time Warner, Inc.	367,052	0.4	5,451
Other Securities		2.5	35,910

		3.4	47,698

Pharmaceuticals & Biotechnology 6.5%
Abbott Laboratories	125,705	0.5	6,631
Genentech, Inc. *	87,300	0.4	5,954
Johnson & Johnson	246,370	1.2	16,529
Merck & Co., Inc.	183,552	0.5	6,982
Pfizer, Inc.	610,192	0.9	12,271
Wyeth	109,400	0.4	4,865
Other Securities		2.6	39,110

		6.5	92,342

Real Estate 1.7%
Other Securities		1.7	23,674

Retailing 3.0%
Other Securities		3.0	42,590

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	483,832	0.8	10,770
Other Securities		1.5	22,302

		2.3	33,072

Software & Services 7.3%
Google, Inc., Class A *	27,900	1.1	16,023
Microsoft Corp.	800,850	1.6	22,840
Oracle Corp. *	434,449	0.7	9,058
Visa, Inc., Class A *	70,000	0.4	5,841
Other Securities		3.5	49,913

		7.3	103,675

Technology Hardware & Equipment 6.7%
Apple, Inc. *	75,000	0.9	13,046
Cisco Systems, Inc. *	511,909	1.0	13,125
Hewlett-Packard Co.	249,636	0.8	11,571
International Business Machines Corp.	131,510	1.1	15,873
QUALCOMM, Inc.	135,100	0.4	5,835
Other Securities		2.5	35,404

		6.7	94,854

Telecommunication Services 2.9%
AT&T, Inc.	520,056	1.4	20,131
Verizon Communications, Inc.	247,572	0.7	9,527
Other Securities		0.8	10,607

		2.9	40,265

Transportation 2.0%
United Parcel Service, Inc., Class B	91,480	0.5	6,624
Other Securities		1.5	21,295

		2.0	27,919

Utilities 3.5%
Other Securities		3.5	49,092

Total Common Stock (Cost $1,078,963)			1,395,279

Foreign Common Stock 0.2% of net assets

Bermuda 0.2%

Capital Goods 0.1%
Other Securities		0.1	739

Consumer Durables & Apparel 0.0%
Other Securities		0.0	85

Consumer Services 0.0%
Other Securities		0.0	74

Diversified Financials 0.1%
Other Securities		0.1	898

Insurance 0.0%
Other Securities		0.0	240

Software & Services 0.0%
Other Securities		0.0	214

		0.2	2,250

Singapore 0.0%

Semiconductors & Semiconductor Equipment 0.0%
Other Securities		0.0	103

50 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

United Kingdom 0.0%

Transportation 0.0%
Other Securities		0.0	95

Total Foreign Common Stock (Cost $2,234)			2,448

Preferred Stock 0.1% of net assets

Health Care Equipment & Services 0.0%
Other Securities		0.0	32

Real Estate 0.1%
Other Securities		0.1	1,949

Total Preferred Stock (Cost $754)			1,981

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.8% of net assets

Commercial Paper & Other Obligations 0.7%
Wachovia, London Time Deposit
2.09%, 05/01/08	10,260	0.7	10,260

U.S. Treasury Obligation 0.1%
Other Securities	1,000	0.1	999

Total Short-Term Investments (Cost $11,259)			11,259

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 4.7% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	66,281,804	4.7	66,282

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 04/30/08 the tax basis cost of the fund’s investments was $1,094,031 and the unrealized appreciation and depreciation were $474,765 and ($157,829), respectively,with a net unrealized appreciation of $316,936.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Please see complete schedule of holdings.
(b)	Fair-valued by Management. Please see complete schedule of holdings.
(c)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(d)	Issuer is affiliated with the fund’s adviser.
ADR — American Depositary Receipt

In addition to the above, the fund held the following at
04/30/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contracts
Russell 2000 Index, e-mini, Long, expires 06/20/08	15	1,076	(3)
S & P 500 Index, e-mini, Long, expires 06/20/08	130	9,009	(35)

			(38)

See financial notes 51

 Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $64,015 (cost $1,093,210)		$1,410,967
Collateral invested for securities on loan		66,282
Receivables:
Investments sold		597
Fund shares sold		1,969
Dividends		1,146
Income from securities on loan		100
Interest		1
Prepaid expenses	+	2

Total assets		1,481,064

Liabilities
Collateral invested for securities on loan		66,282
Payables:
Investments bought		3
Investment adviser and administrator fees		29
Transfer agent and shareholder services fees		19
Fund shares redeemed		464
Due to brokers for futures		37
Accrued expenses	+	74

Total liabilities		66,908

Net Assets
Total assets		1,481,064
Total liabilities	−	66,908

Net assets		$1,414,156
Net Assets by Source
Capital received from investors		1,082,975
Net investment income not yet distributed		6,751
Net realized capital gains		6,711
Net unrealized capital gains		317,719

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$595,939		24,855		$23.98
Select Shares	$818,217		34,055		$24.03

52 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends (including $11 from affiliated issuer and net of $3 foreign withholding tax)		$13,526
Interest		276
Securities on loan	+	428

Total Investment Income		14,230

Net Realized Gains and Losses
Net realized gains on investments		9,320
Net realized losses on futures contracts	+	(1,590)

Net realized gains		7,730

Net Unrealized Gains and Losses
Net unrealized losses on investments		(170,917)
Net unrealized losses on futures contracts	+	(559)

Net unrealized losses		(171,476)

Expenses
Investment adviser and administrator fees		1,756
Transfer agent and shareholder service fees:
Investor Shares		751
Select Shares		407
Portfolio accounting fees		62
Registration fees		56
Shareholder reports		30
Professional fees		24
Custodian fees		14
Trustees’ fees		8
Other expenses	+	7

Total expenses		3,115

Increase (Decrease) in Net Assets from Operations
Total investment income		14,230
Net expenses	−	3,115

Net investment income		11,115
Net realized gains		7,730
Net unrealized losses	+	(171,476)

Decrease in net assets from operations		($152,631)

See financial notes 53

 Schwab Total Stock Market Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-4/30/08	11/1/06-10/31/07
Net investment income		$11,115	21,150
Net realized gains		7,730	16,165
Net unrealized gains (losses)	+	(171,476)	162,886

Increase (Decrease) in net assets from operations		(152,631)	200,201

Distributions to Shareholders
Distributions from net investment income
Investor Shares		8,309	7,170
Select Shares	+	12,465	10,364

Total distributions from net investment income		20,774	17,534

Distributions from net realized gains
Investor Shares		1,506	—
Select Shares	+	2,022	—

Total distributions from net realized gains		3,528	—

Total distributions		$24,302	$17,534

Transactions in Fund Shares

		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		2,043	$48,949	4,388	$110,760
Select Shares	+	3,359	80,510	7,297	184,566

Total shares sold		5,402	$129,459	11,685	$295,326

Shares Reinvested
Investor Shares		361	$9,166	273	$6,688
Select Shares	+	472	11,987	349	8,568

Total shares reinvested		833	$21,153	622	$15,256

Shares Redeemed
Investor Shares		(2,518)	($60,095)	(5,145)	($130,207)
Select Shares	+	(3,296)	(78,845)	(6,015)	(152,240)

Total shares redeemed		(5,814)	($138,940)	(11,160)	($282,447)

Net transactions in fund shares		421	$11,672	1,147	$28,135

Shares Outstanding and Net Assets
		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		58,489	$1,579,417	57,342	$1,368,615
Total increase or decrease	+	421	(165,261)	1,147	210,802

End of period		58,910	$1,414,156	58,489	$1,579,417

Net investment income not yet distributed			$6,751		$16,410

54 See financial notes

Schwab International Index Fund®

Financial Statements

Financial Highlights

	11/1/07–		11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
Investor Shares	4/30/08*		10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	25.92		21.12	17.07	14.82	12.74	10.47

Income (loss) from investment operations:
Net investment income (loss)	0.28		0.50	0.48	0.35	0.26	0.23
Net realized and unrealized gains (losses)	(2.60)		4.92	3.92	2.18	2.05	2.25

Total from investment operations	(2.32)		5.42	4.40	2.53	2.31	2.48
Less distributions:
Distributions from net investment income	(0.51)		(0.62)	(0.35)	(0.28)	(0.23)	(0.21)

Net asset value at end of period	23.09		25.92	21.12	17.07	14.82	12.74

Total return (%)	(9.06)[1]		26.26	26.15	17.30	18.40	24.24

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.69	[2]	0.69	0.69	0.68	0.69	0.65
Gross operating expenses	0.69	[2]	0.69	0.70	0.72	0.73	0.74
Net investment income (loss)	2.46	[2]	2.15	2.41	2.05	1.78	2.01
Portfolio turnover rate	4	[1]	5	11	10	1	7
Net assets, end of period ($ x 1,000,000)	772		872	706	595	550	494

	11/1/07–		11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/2/02–
Select Shares	4/30/08*		10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	25.95		21.14	17.09	14.83	12.75	10.47

Income (loss) from investment operations:
Net investment income (loss)	0.31		0.54	0.50	0.38	0.28	0.25
Net realized and unrealized gains (losses)	(2.61)		4.93	3.93	2.19	2.05	2.26

Total from investment operations	(2.30)		5.47	4.43	2.57	2.33	2.51
Less distributions:
Distributions from net investment income	(0.55)		(0.66)	(0.38)	(0.31)	(0.25)	(0.23)

Net asset value at end of period	23.10		25.95	21.14	17.09	14.83	12.75

Total return (%)	(8.95)[1]		26.50	26.35	17.56	18.56	24.50

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.50	[2]	0.50	0.50	0.50	0.50	0.49
Gross operating expenses	0.54	[2]	0.54	0.55	0.57	0.58	0.59
Net investment income (loss)	2.68	[2]	2.34	2.60	2.23	1.97	2.19
Portfolio turnover rate	4	[1]	5	11	10	1	7
Net assets, end of period ($ x 1,000,000)	1,164		1,264	954	776	687	629
* Unaudited.
1 Not annualized.
2 Annualized.

See financial notes 55

 Schwab International Index Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

	98.8%	Common Stock	1,091,861	1,913,754
	0.2%	Preferred Stock	2,466	2,844
	—%	Rights	—	578
	0.4%	Short-Term Investment	7,030	7,030

	99.4%	Total Investments	1,101,357	1,924,206
	10.0%	Collateral Invested for Securities on Loan	194,695	194,695
(9	.4)%	Other Assets and Liabilities, Net		(182,740)

	100.0%	Net Assets		1,936,161

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 98.8% of net assets

Australia 5.0%
BHP Billiton Ltd.	581,476	1.2	23,440
Other Securities		3.8	73,359

		5.0	96,799

Austria 0.3%
Other Securities		0.3	5,690

Belgium 1.1%
Fortis NPV (a)	358,772	0.5	9,737
Other Securities		0.6	12,716

		1.1	22,453

Bermuda 0.1%
Other Securities		0.1	2,106

Canada 8.0%
EnCana Corp.	132,106	0.5	10,658
Manulife Financial Corp. (a)	248,015	0.5	9,695
Royal Bank of Canada (a)	208,629	0.5	9,948
Other Securities		6.5	124,574

		8.0	154,875

Denmark 0.6%
Other Securities		0.6	12,774

Finland 1.3%
Nokia Oyj (a)	653,383	1.0	19,644
Other Securities		0.3	5,783

		1.3	25,427

France 11.0%
Axa (a)	294,219	0.6	10,871
BNP Paribas	148,597	0.8	15,841
Sanofi-Aventis	170,773	0.7	13,163
Suez S.A.	220,944	0.8	15,568
Total S.A.	399,919	1.7	33,500
Other Securities		6.4	123,429

		11.0	212,372

Germany 8.9%
Allianz SE - Reg’d	73,400	0.8	14,914
BASF SE (a)	81,412	0.6	11,574
Bayer AG (a)	127,406	0.6	10,788
Daimler AG - Reg’d	171,504	0.7	13,336
Deutsche Bank AG - Reg’d	85,135	0.5	10,152
E.ON AG (a)	113,017	1.2	22,925
Siemens AG	148,578	0.9	17,385
Other Securities		3.6	70,784

		8.9	171,858

Greece 0.5%
Other Securities		0.5	9,023

Hong Kong 1.2%
Other Securities		1.2	22,900

Ireland 0.6%
Other Securities		0.6	12,152

Italy 3.8%
Eni S.p.A.	409,247	0.8	15,751
Intesa Sanpaolo S.p.A.	1,516,907	0.6	11,277
UniCredit S.p.A.	2,190,129	0.8	16,506
Other Securities		1.6	30,191

		3.8	73,725

Japan 15.6%
Canon, Inc.	197,995	0.5	9,955

56 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Mitsubishi UFJ Financial Group, Inc.	1,632,070	0.9	17,984
Nintendo Co., Ltd.	18,239	0.5	10,082
Sumitomo Mitsui Financial Group, Inc.	1,269	0.6	10,920
Toyota Motor Corp.	451,003	1.2	22,984
Other Securities		11.9	229,339

		15.6	301,264

Luxembourg 0.6%
ArcelorMittal	131,278	0.6	11,512

Netherlands 3.0%
ING Groep N.V. C.V.A.	360,281	0.7	13,648
Other Securities		2.3	44,779

		3.0	58,427

Norway 0.7%
Other Securities		0.7	13,327

Portugal 0.3%
Other Securities		0.3	6,424

Singapore 0.7%
Other Securities		0.7	12,844

Spain 5.1%
Banco Bilbao Vizcaya Argentaria S.A.	585,315	0.7	13,424
Banco Santander S.A.	1,035,917	1.2	22,403
Iberdrola S.A.	819,620	0.6	11,943
Telefonica S.A.	810,211	1.2	23,281
Other Securities		1.4	27,308

		5.1	98,359

Sweden 1.8%
Other Securities		1.8	34,520

Switzerland 7.0%
ABB Ltd. - Reg’d	375,699	0.6	11,465
Nestle S.A. - Reg’d	65,630	1.6	31,324
Novartis AG - Reg’d	447,192	1.1	22,541
Roche Holding AG	115,224	1.0	19,067
UBS AG - Reg’d *	342,352	0.6	11,329
Other Securities		2.1	40,417

		7.0	136,143

United Kingdom 21.6%
Anglo American plc	218,499	0.7	14,124
AstraZeneca plc	245,264	0.5	10,289
BG Group plc	556,473	0.7	13,581
BHP Billiton plc	363,125	0.7	12,958
BP plc	3,155,561	2.0	38,238
GlaxoSmithKline plc	941,879	1.1	20,835
HSBC Holdings plc	1,926,858	1.7	33,458
Rio Tinto plc	167,659	1.0	19,545
Royal Bank of Scotland Group plc	1,626,109	0.6	11,006
Royal Dutch Shell plc, Class A	588,320	1.2	23,580
Royal Dutch Shell plc, Class B	454,943	0.9	18,128
Tesco plc	1,290,117	0.6	10,927
Vodafone Group plc	8,644,390	1.4	27,356
Other Securities		8.5	164,755

		21.6	418,780

Total Common Stock (Cost $1,091,861)			1,913,754

Preferred Stock 0.2% of net assets

Germany 0.2%
Other Securities		0.2	2,844
Total Preferred Stock (Cost $2,466)			2,844

Rights 0.0% of net assets
Other Securities		0.0	578
Total Rights (Cost $–)			578

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investment 0.4% of net assets
Other Securities	7,030	0.4	7,030
Total Short-Term Investment (Cost $7,030)			7,030

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 10.0% of net assets
Securities Lending Investments Fund, a series of the Brown Brothers Investment Trust	194,695,429	10.0	194,695

End of collateral invested for securities on loan.

See financial notes 57

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

(All dollar amounts are x 1,000)

At 04/30/08 the tax basis cost of the fund’s investments was $1,104,171, and the unrealized appreciation and depreciation were $857,203 and ($37,168), respectively, with a net unrealized appreciation of $820,035.

At 04/30/08, the prices of certain foreign securities held by the fund aggregating $1,721,380 were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
CVA — Dutch Certificate

58 See financial notes

 Schwab International Index Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $176,383 (cost $1,101,357)		$1,924,206
Collateral invested for securities on loan		194,695
Cash		5
Receivables:
Investments sold		4,716
Dividends		8,922
Fund shares sold		1,047
Income from securities on loan		632
Reclaims		444
Prepaid expenses	+	3

Total assets		2,134,670

Liabilities
Collateral held for securities on loan		194,695
Payables:
Investments bought		1,283
Investment adviser and administrator fees		63
Transfer agent and shareholder services fees		23
Fund shares redeemed		2,250
Accrued expenses	+	195

Total liabilities		198,509

Net Assets
Total assets		2,134,670
Total liabilities	−	198,509

Net assets		$1,936,161
Net Assets by Source
Capital received from investors		1,323,796
Net investment income not yet distributed		8,148
Net realized capital losses		(218,185)
Net unrealized capital gains		822,402

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$772,480		33,450		$23.09
Select Shares	$1,163,681		50,385		$23.10

See financial notes 59

 Schwab International Index Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends (net of $2,658 foreign withholding tax)		$28,577
Interest		130
Securities on loan	+	1,495

Total Investment Income		30,202

Net Realized Gains and Losses
Net realized gains on investments		6,468
Net realized losses on foreign currency transactions	+	(21)

Net realized gains		6,447

Net Unrealized Gains and Losses
Net unrealized losses on investments		(223,105)
Net unrealized losses on foreign currency translations	+	(476)

Net unrealized losses		(223,581)

Expenses
Investment adviser and administrator fees		3,747
Transfer agent and shareholder service fees:
Investor Shares		965
Select Shares		567
Custodian fees		258
Portfolio accounting fees		51
Shareholder reports		44
Registration fees		32
Professional fees		25
Trustees’ fees		9
Other expenses	+	9

Total expenses		5,707
Expense reduction by adviser and Schwab	−	221

Net expenses		5,486

Increase (Decrease) in Net Assets from Operations
Total investment income		30,202
Net expenses	−	5,486

Net investment income		24,716
Net realized gains		6,447
Net unrealized losses	+	(223,581)

Decrease in net assets from operations		($192,418)

60 See financial notes

 Schwab International Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period ares unaudited.

Operations

		11/1/07-04/30/08	11/1/06-10/31/07
Net investment income		$24,716	$42,328
Net realized gains		6,447	36,315
Net unrealized gains (losses)	+	(223,581)	363,716

Increase (Decrease) in net assets from operations		(192,418)	442,359

Distributions to Shareholders
Distributions from net investment income
Investor Shares		17,168	20,568
Select Shares	+	26,872	29,711

Total distributions from net investment income		$44,040	$50,279

Transactions in Fund Shares

		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		2,669	$61,769	6,551	$149,920
Select Shares	+	4,276	96,876	8,448	193,668

Total shares sold		6,945	$158,645	14,999	$343,588

Shares Reinvested
Investor Shares		647	$15,700	875	$18,798
Select Shares	+	992	24,068	1,257	26,990

Total shares reinvested		1,639	$39,768	2,132	$45,788

Shares Redeemed
Investor Shares		(3,488)	($78,926)	(7,214)	($164,681)
Select Shares	+	(3,612)	(82,757)	(6,076)	(140,165)

Total shares redeemed		(7,100)	($161,683)	(13,290)	($304,846)

Net transactions in fund shares		1,484	$36,730	3,841	$84,530

Shares Outstanding and Net Assets
		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		82,351	$2,135,889	78,510	$1,659,279
Total increase or decrease	+	1,484	(199,728)	3,841	476,610

End of period		83,835	$1,936,161	82,351	$2,135,889

Net investment income not yet distributed			$8,148		$27,472

See financial notes 61

 Schwab Equity Index Funds

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the “trusts”), are no-load, open-end management investment companies. The trusts are organized as a Massachusetts business trust and are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trusts including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund (formerly Schwab Viewpoints Fund)
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund

Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Schwab Investments (organized October 26, 1990)
Schwab 1000 Index Fund
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund
Schwab Tax-Free YieldPlus Fund
Schwab Tax-Free Bond Fund
Schwab California Tax-Free YieldPlus Fund
Schwab California Tax-Free Bond Fund
Schwab Global Real Estate Fund

The Schwab Equity Index Funds, with the exception of Schwab Institutional Select S&P 500 Fund, offer multiple share classes. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. The e.Shares®, are available only to clients of Schwab Institutional®, Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically. Schwab S&P 500 Index Fund offers three classes of shares: Investor Shares, Select Shares® and e.Shares®. Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Market Index Fund and Schwab International Index Fund each offer two classes of shares: Investor Shares and Select Shares®. Schwab Institutional Select S&P 500 Fund offers one share class.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate. The fund does not isolate the portion of

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the funds’ investment adviser using guidelines adopted by the funds’ Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price.

•	Futures and Forward valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to /from broker”).

Forward Currency Contract: The Schwab International Index Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund’s financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

Repurchase Agreement: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d) Investment Income:

Interest Income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year.

(g) Custody Credit:

Each Fund has an arrangement with its custodian bank under which the Fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of October 31, 2007, management has reviewed the tax positions for open tax years (October 31, 2004 through October 31, 2007), and determined that no provision for income tax is required in the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effects of certain of the measurements on changes in net assets for the period.

In March 2008, the Financial Accounting Standards board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS 161 on the funds’ financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

		Institutional
	S&P 500	Select	Schwab 1000
Average daily net assets	Index Fund	S&P 500 Fund	Index Fund

First $500 million	0.15%	0.15%	0.30%
$500 million to $5 billion	0.09%	0.09%	0.22%
$5 billion to $10 billion	0.08%	0.08%	0.20%
Over $10 billion	0.07%	0.07%	0.18%

		Total Stock
	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund

First $500 million	0.33%	0.30%	0.43%
Over $500 million	0.28%	0.22%	0.38%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.05%
e.Shares*	0.05%	0.05%
Institutional Select Shares	0.05%	0.05%

*	e.Shares is only offered by S&P 500 Index Fund and Institutional Select Shares only offered by Institutional Select S&P 500 Fund.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through February 27, 2009, as follows:

		Institutional	Schwab		Total Stock
	S&P 500	Select S&P	1000 Index	Small-Cap	Market Index	International
	Index Fund	500 Fund	Fund	Index Fund	Fund	Index Fund

Investor Shares	0.37%	n/a	0.51%	0.60%	0.58%	0.69%
Select Shares	0.19%	n/a	0.36%	0.42%	0.39%	0.50%
e.Shares*	0.28%	n/a	n/a	n/a	n/a	n/a
Institutional Select Shares	n/a	0.10%	n/a	n/a	n/a	n/a

*	e.Shares is only offered by S&P 500 Index Fund and Institutional Select Shares only offered by Institutional Select S&P 500 Fund.

The funds may engage in certain transactions involving related parties. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The funds also may let other Schwab Funds buy and sell fund shares, particularly Schwab MarketTrack Portfolios, which seek to provide investors with allocated portfolios of Schwab Index funds. As of April 30, 2008, the percentages of fund shares owned by other Schwab Funds are:

		Institutional	Schwab		Total Stock
	S&P 500	Select S&P	1000 Index	Small-Cap	Market Index	International
	Index Fund	500 Fund	Fund	Index Fund	Fund	Index Fund

Schwab MarketTrack Portfolios:
All Equity Portfolio	—	9.1%	—	10.5%	—	10.0%
Growth Portfolio	—	6.0%	—	10.4%	—	8.0%
Balanced Portfolio	—	2.8%	—	5.6%	—	4.3%
Conservative Portfolio	0.5%	0.4%	—	2.4%	—	1.9%
Schwab Annuity Portfolios:
Growth Portfolio II	—	0.4%	—	0.6%	—	0.5%

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of April 30, 2008, each fund’s total security transactions with other Schwab Funds were as follows:

S&P 500 Index Fund	$25,862
Institutional Select S&P 500 Fund	29,921
Schwab 1000 Index Fund	111,070
Small-Cap Index Fund	111,070
Total Stock Market Index Fund	—
International Index Fund	2,480

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):

average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

4. Board of Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limit the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

5. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has overdraft facilities with the custodian and uncommitted line of credit arrangements of $150 million with State Street Corporation, $100 million with Bank of America N.A., and $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the funds during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

6.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended April 30, 2008, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

S&P 500 Index Fund	$73,216	$229,059
Institutional Select S&P 500 Fund	249,512	6,268
Schwab 1000 Index Fund	183,469	293,411
Small-Cap Index Fund	552,050	611,985
Total Stock Market Index Fund	16,421	4,246
International Index Fund	105,798	84,673

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

7.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds charges a 2.00% redemption fee on shares sold or exchanged 30 days or less after purchasing them. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal year are:

	Current Period	Prior Period
	(11/01/07 - 04/30/08)	(11/01/06 - 10/31/07)

S&P 500 Index Fund
Investor Shares	$32	$109
Select Shares	18	85
e.Shares	1	4
Institutional Select S&P 500 Fund	19	49
Schwab 1000 Index Fund
Investor Shares	20	90
Select Shares	—	41
Small-Cap Index Fund
Investor Shares	3	19
Select Shares	2	3
Total Stock Market Index Fund
Investor Shares	4	18
Select Shares	3	29
International Index Fund
Investor Shares	9	24
Select Shares	5	29

8.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of October 31, 2007, the following funds had capital loss carry forwards available to offset future net capital gains before the expiration dates:

		Institutional	Schwab		Total Stock
	S&P 500	Select S&P	1000 Index	Small-Cap	Market Index	International
Expire	Index Fund	500 Fund	Fund	Index Fund	Fund	Index Fund

2009	$7,194	$6,440	$—	$—	$—	$61,592
2010	400,268	27,646	—	—	—	112,722
2011	72,381	1,609	—	—	—	39,016
2012	29,212	—	—	—	—	8,278
2013	175,896	—	—	—	—	—
2014	109,257	2,359	—	—	—	—

Total	$794,208	$38,054	$—	$—	$—	$221,608

For tax purposes, capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2007, capital losses utilized for each fund are a follows:

		Institutional	Schwab		Total Stock
	S&P 500	Select S&P	1000 Index	Small-Cap	Market Index	International
	Index Fund	500 Fund	Fund	Index Fund	Fund	Index Fund

Capital losses utilized	$69,534	$10,467	$308,636	$—	$13,418	$36,036

Trustees and Officers

The tables below give information as of May 16, 2008, about the trustees and officers for The Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of May 16, 2008, the Fund Complex included 81 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	81	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	68	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	81	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	68	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	68	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	68	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	68	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab(2) 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York.	68	None.

Walt Bettinger(2) 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	68	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-CSIM (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab* Fundamental US Large Company Index Fund
Schwab* Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Premier® Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek the highest current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are registered service marks of Research Affiliates LLC.

1 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13562-11

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.

Schwab 1000 Index Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.7%	Common Stock	2,935,204	6,336,532
0.2%	Foreign Common Stock	7,106	10,177

99.9%	Total Investments	2,942,310	6,346,709
5.0%	Collateral Invested for Securities on Loan	319,210	319,210
(4.9)%	Other Assets and Liabilities, Net		(310,033)

100.0%	Net Assets		6,355,886

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 99.7% of net assets

Automobiles & Components 0.6%

BorgWarner, Inc.	53,698	2,639
Ford Motor Co. (a)*	997,613	8,240
General Motors Corp. (a)	262,305	6,085
Gentex Corp.	66,272	1,238
Harley-Davidson, Inc. (a)	108,092	4,135
Johnson Controls, Inc.	273,174	9,632
Lear Corp. (a)*	35,000	1,000
The Goodyear Tire & Rubber Co. *	105,400	2,823
WABCO Holdings, Inc.	23,000	1,099

		36,891
Banks 3.3%

Associated Banc-Corp (a)	57,148	1,616
Astoria Financial Corp.	11,304	268
Bank of Hawaii Corp.	23,032	1,263
BB&T Corp. (a)	247,500	8,487
BOK Financial Corp.	10,000	571
City National Corp.	18,532	899
Comerica, Inc. (a)	70,128	2,436
Commerce Bancshares, Inc.	30,293	1,318
Countrywide Financial Corp.	247,672	1,431
Cullen/Frost Bankers, Inc.	24,800	1,384
Fannie Mae	448,834	12,702
Fifth Third Bancorp	241,384	5,173
Freddie Mac	287,805	7,169
Fulton Financial Corp. (a)	22,544	281
Hudson City Bancorp, Inc.	220,240	4,213
Huntington Bancshares, Inc. (a)	165,098	1,550
KeyCorp	180,914	4,365
M&T Bank Corp. (a)	35,543	3,314
Marshall & Ilsley Corp.	118,531	2,961
National City Corp. (a)	254,876	1,606
New York Community Bancorp, Inc. (a)	137,882	2,574
People’s United Financial, Inc.	140,593	2,386
PNC Financial Services Group, Inc. (a)	154,413	10,708
Popular, Inc. (a)	129,386	1,613
Regions Financial Corp. (a)	322,706	7,074
Sovereign Bancorp, Inc. (a)	167,420	1,251
SunTrust Banks, Inc. (a)	164,693	9,182
Synovus Financial Corp. (a)	151,441	1,793
TCF Financial Corp. (a)	50,584	880
TFS Financial Corp.	34,000	416
U.S. Bancorp	800,355	27,124
UnionBanCal Corp.	22,465	1,180
Valley National Bancorp (a)	45,291	869
Wachovia Corp. (a)	952,629	27,769
Washington Mutual, Inc. (a)	412,293	5,067
Wells Fargo & Co.	1,498,896	44,592
Wilmington Trust Corp. (a)	30,237	994
Zions Bancorp (a)	50,098	2,322

		210,801
Capital Goods 9.2%

3M Co.	322,034	24,764
Acuity Brands, Inc. (a)	30,000	1,435
Aecom Technology Corp. *	16,000	439
AGCO Corp. (a)*	41,700	2,507
Alliant Techsystems, Inc. (a)*	13,438	1,478
AMETEK, Inc.	49,247	2,389
BE Aerospace, Inc. *	38,000	1,534
Bucyrus International, Inc., Class A	12,000	1,511
Carlisle Cos., Inc. (a)	20,236	584
Caterpillar, Inc.	284,176	23,268
Cooper Industries Ltd., Class A	84,700	3,590
Crane Co. (a)	23,584	966
Cummins, Inc.	96,532	6,048
Danaher Corp.	110,320	8,607
Deere & Co.	198,346	16,675
Donaldson Co., Inc. (a)	25,900	1,128
Dover Corp.	92,937	4,598
DRS Technologies, Inc.	15,000	937
Eaton Corp.	67,959	5,970
Emerson Electric Co.	357,988	18,708
Fastenal Co. (a)	50,900	2,484
First Solar, Inc. *	16,000	4,672
See financial notes. 1

Schwab 1000 Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Flowserve Corp.	25,341	3,145
Fluor Corp.	40,779	6,234
GATX Corp.	20,000	880
General Cable Corp. *	20,000	1,340
General Dynamics Corp.	188,224	17,019
General Electric Co.	4,539,422	148,439
Goodrich Corp.	58,098	3,959
Graco, Inc. (a)	25,194	1,043
Harsco Corp.	38,900	2,308
Honeywell International, Inc.	338,599	20,113
Hubbell, Inc., Class B	26,832	1,200
Icahn Enterprises L.P. (a)	10,600	901
IDEX Corp.	37,306	1,369
Illinois Tool Works, Inc.	189,704	9,920
Ingersoll-Rand Co., Ltd., Class A	124,728	5,535
ITT Corp.	90,394	5,785
Jacobs Engineering Group, Inc. *	54,856	4,736
Joy Global, Inc.	45,008	3,342
KBR, Inc.	70,000	2,019
Kennametal, Inc.	35,198	1,224
L-3 Communications Holdings, Inc.	57,724	6,433
Lennox International, Inc.	22,000	729
Lincoln Electric Holdings, Inc.	18,000	1,373
Lockheed Martin Corp.	166,254	17,630
Masco Corp. (a)	175,736	3,200
McDermott International, Inc. *	102,712	5,503
MSC Industrial Direct Co., Inc., Class A (a)	9,658	471
Northrop Grumman Corp.	154,532	11,369
Oshkosh Corp. (a)	33,828	1,373
Owens Corning, Inc. *	47,300	998
PACCAR, Inc.	172,589	8,167
Pall Corp.	57,133	1,987
Parker Hannifin Corp. (a)	79,453	6,344
Pentair, Inc. (a)	46,300	1,705
Precision Castparts Corp.	61,301	7,207
Quanta Services, Inc. (a)*	54,000	1,433
Raytheon Co.	194,590	12,448
Rockwell Automation, Inc. (a)	73,149	3,967
Rockwell Collins, Inc.	76,953	4,857
Roper Industries, Inc.	39,091	2,428
Spirit AeroSystems Holdings, Inc., Class A *	22,000	642
SPX Corp.	27,614	3,397
SunPower Corp., Class A (a)*	10,000	873
Teleflex, Inc.	20,146	1,110
Terex Corp. *	47,582	3,316
Textron, Inc. (a)	116,138	7,086
The Boeing Co.	362,089	30,727
The Manitowoc Co., Inc.	71,246	2,695
The Shaw Group, Inc. *	30,669	1,516
The Timken Co.	43,594	1,576
Thomas & Betts Corp. *	29,929	1,121
Trane, Inc. (a)	81,095	3,772
Trinity Industries, Inc. (a)	33,691	1,024
Tyco International Ltd.	229,248	10,727
United Technologies Corp.	446,863	32,384
URS Corp. *	25,000	1,008
USG Corp. (a)*	35,006	1,236
Valmont Industries, Inc.	5,000	492
W.W. Grainger, Inc.	31,176	2,703
Walter Industries, Inc.	17,000	1,179
WESCO International, Inc. (a)*	19,593	729

		583,738
Commercial Services & Supplies 0.7%

Allied Waste Industries, Inc. *	118,243	1,461
Avery Dennison Corp.	42,460	2,046
ChoicePoint, Inc. *	33,182	1,604
Cintas	48,110	1,424
Copart, Inc. *	33,014	1,349
Corrections Corp. of America *	50,000	1,275
Covanta Holding Corp. *	54,848	1,461
Equifax, Inc.	57,900	2,216
FTI Consulting, Inc. *	18,000	1,152
IHS, Inc., Class A *	12,000	793
Manpower, Inc.	40,291	2,705
Monster Worldwide, Inc. *	59,500	1,448
Pitney Bowes, Inc.	98,241	3,547
R.R. Donnelley & Sons Co. (a)	99,419	3,046
Republic Services, Inc.	78,072	2,482
Robert Half International, Inc.	74,791	1,773
Stericycle, Inc. *	39,098	2,087
The Brink’s Co.	22,415	1,631
The Dun & Bradstreet Corp.	27,825	2,346
Waste Management, Inc.	225,177	8,129
Watson Wyatt Worldwide, Inc., Class A	16,000	938

		44,913
Consumer Durables & Apparel 1.0%

Centex Corp.	52,500	1,093
Coach, Inc. *	170,310	6,058
D.R. Horton, Inc. (a)	111,397	1,726
Eastman Kodak Co. (a)	133,321	2,385
Fortune Brands, Inc.	66,628	4,505
Fossil, Inc. (a)*	16,000	573
Garmin Ltd. (a)	33,686	1,378
Hanesbrands, Inc. (a)*	36,100	1,264
Harman International Industries, Inc. (a)	28,097	1,148
Hasbro, Inc.	74,625	2,654
KB HOME (a)	28,176	634
Leggett & Platt, Inc. (a)	79,244	1,315
Lennar Corp., Class A (a)	46,575	858
Liz Claiborne, Inc. (a)	42,800	757
M.D.C. Holdings, Inc. (a)	14,679	640
Mattel, Inc.	169,997	3,187
Mohawk Industries, Inc. (a)*	24,839	1,892
2 See financial notes.

Schwab 1000 Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Newell Rubbermaid, Inc.	136,926	2,811
NIKE, Inc., Class B	174,068	11,628
NVR, Inc. *	2,298	1,410
Phillips-Van Heusen Corp.	25,700	1,085
Polo Ralph Lauren Corp. (a)	26,495	1,646
Pulte Homes, Inc. (a)	94,712	1,235
Snap-on, Inc.	27,350	1,622
The Black & Decker Corp. (a)	32,580	2,138
The Stanley Works	38,394	1,852
Toll Brothers, Inc. (a)*	54,500	1,234
Tupperware Brands Corp.	23,000	906
VF Corp.	41,682	3,100
Whirlpool Corp. (a)	35,815	2,607

		65,341
Consumer Services 1.6%

Apollo Group, Inc., Class A *	64,821	3,299
Brinker International, Inc.	44,600	1,012
Carnival Corp.	195,110	7,838
Chipotle Mexican Grill, Inc., Class A *	12,000	1,177
Darden Restaurants, Inc. (a)	67,315	2,395
DeVry, Inc.	21,000	1,197
H&R Block, Inc.	118,798	2,598
International Game Technology	146,426	5,087
International Speedway Corp., Class A	16,569	703
ITT Educational Services, Inc. (a)*	13,301	1,020
Las Vegas Sands Corp. (a)*	47,663	3,633
Marriott International, Inc., Class A	136,756	4,691
McDonald’s Corp.	523,736	31,204
MGM MIRAGE *	55,987	2,864
Penn National Gaming, Inc. *	29,860	1,276
Royal Caribbean Cruises Ltd. (a)	27,591	880
Scientific Games Corp., Class A (a)*	19,143	539
Service Corp. International (a)	133,100	1,479
Starbucks Corp. *	335,627	5,447
Starwood Hotels & Resorts Worldwide, Inc.	92,442	4,826
Strayer Education, Inc.	5,000	928
Weight Watchers International, Inc. (a)	11,329	519
Wendy’s International, Inc. (a)	40,173	1,165
Wyndham Worldwide Corp.	66,517	1,429
Wynn Resorts Ltd. (a)	22,942	2,417
Yum! Brands, Inc.	216,376	8,802

		98,425
Diversified Financials 7.4%

Affiliated Managers Group, Inc. *	11,459	1,138
AllianceBernstein Holding L.P. (a)	35,189	2,182
American Express Co.	525,577	25,238
Ameriprise Financial, Inc.	107,657	5,113
Bank of America Corp.	2,020,268	75,841
Bank of New York Mellon Corp.	523,496	22,788
Blackrock, Inc. (a)	7,765	1,567
Capital One Financial Corp. (a)	181,453	9,617
CIT Group, Inc. (a)	88,368	962
Citigroup, Inc.	2,363,662	59,730
CME Group, Inc.	24,448	11,184
Discover Financial Services	201,824	3,675
E*TRADE Financial Corp. (a)*	182,900	728
Eaton Vance Corp. (a)	52,384	1,917
Federated Investors, Inc., Class B (a)	48,250	1,615
Franklin Resources, Inc.	75,086	7,145
GLG Partners, Inc.	50,000	413
IntercontinentalExchange, Inc. *	30,589	4,746
Janus Capital Group, Inc.	71,500	2,006
Jefferies Group, Inc.	25,652	482
JPMorgan Chase & Co.	1,544,938	73,616
Legg Mason, Inc.	53,714	3,238
Lehman Brothers Holdings, Inc. (a)	240,388	10,635
Leucadia National Corp. (a)	75,164	3,850
Liberty Media Corp. — Capital, Series A *	61,661	948
Merrill Lynch & Co., Inc.	434,562	21,654
Moody’s Corp. (a)	93,126	3,442
Morgan Stanley	487,948	23,714
Northern Trust Corp.	88,076	6,527
Nymex Holdings, Inc. (a)	33,600	3,111
NYSE Euronext	112,400	7,430
Och-Ziff Capital Management Group	25,000	485
Raymond James Financial, Inc. (a)	18,649	537
SEI Investments Co.	58,748	1,367
SLM Corp. *	190,324	3,527
State Street Corp.	182,400	13,158
T. Rowe Price Group, Inc.	119,450	6,995
TD Ameritrade Holding Corp. *	63,631	1,152
The Blackstone Group L.P.	55,000	1,027
The Charles Schwab Corp. (b)	427,315	9,230
The Goldman Sachs Group, Inc.	179,032	34,261
The Nasdaq OMX Group, Inc. *	80,137	2,921
Waddell & Reed Financial, Inc., Class A	30,000	1,016

		471,928
Energy 13.9%

Alpha Natural Resources, Inc. *	28,000	1,362
Anadarko Petroleum Corp.	211,348	14,067
Apache Corp.	150,150	20,222
Arch Coal, Inc.	58,200	3,338
Atwood Oceanics, Inc. *	10,000	1,007
See financial notes. 3

Schwab 1000 Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Baker Hughes, Inc.	147,707	11,947
Berry Petroleum Co., Class A (a)	15,000	743
Bill Barrett Corp. *	12,000	617
BJ Services Co. (a)	132,346	3,741
Buckeye Partners L.P.	14,000	691
Cabot Oil & Gas Corp.	44,774	2,551
Cameron International Corp. *	100,200	4,933
Chesapeake Energy Corp.	203,597	10,526
Chevron Corp.	974,577	93,706
Cimarex Energy Co.	29,215	1,820
CNX Gas Corp. *	8,000	328
ConocoPhillips	739,216	63,683
CONSOL Energy, Inc.	82,598	6,687
Continental Resources, Inc. (a)*	5,000	215
Delta Petroleum Corp. (a)*	25,000	614
Denbury Resources, Inc. *	105,884	3,236
Devon Energy Corp.	206,082	23,370
Diamond Offshore Drilling, Inc. (a)	28,929	3,628
Dresser-Rand Group, Inc. *	30,000	1,097
Dril-Quip, Inc. *	8,000	457
El Paso Corp.	323,781	5,550
Enbridge Energy Partners L.P.	23,100	1,158
Encore Acquisition Co. *	18,000	821
Energy Transfer Partners L.P.	33,400	1,688
ENSCO International, Inc.	67,928	4,329
Enterprise Products Partners L.P. (a)	130,258	4,068
EOG Resources, Inc.	113,152	14,764
EXCO Resources, Inc. *	28,000	625
Exterran Holdings, Inc. (a)*	25,599	1,710
Exxon Mobil Corp.	2,500,422	232,714
FMC Technologies, Inc. *	53,784	3,614
Forest Oil Corp. *	37,415	2,205
Foundation Coal Holdings, Inc.	17,000	1,020
Frontier Oil Corp.	50,558	1,256
Halliburton Co.	432,388	19,851
Helix Energy Solutions Group, Inc. (a)*	23,126	799
Helmerich & Payne, Inc.	46,192	2,483
Hercules Offshore, Inc. *	25,000	659
Hess Corp.	125,223	13,299
Holly Corp.	15,000	622
Kinder Morgan Energy Partners L.P.	68,700	4,022
Kinder Morgan Management L.L.C. *	26,633	1,452
Linn Energy L.L.C.	28,000	614
Magellan Midstream Partners L.P. (a)	30,000	1,220
Marathon Oil Corp.	320,946	14,626
Mariner Energy, Inc. *	33,000	910
Massey Energy Co.	37,501	1,962
Murphy Oil Corp.	82,544	7,457
Nabors Industries Ltd. (a)*	129,088	4,846
National-Oilwell Varco, Inc. (a)*	188,726	12,918
Newfield Exploration Co. *	53,066	3,224
Noble Corp.	120,700	6,793
Noble Energy	78,961	6,870
NuStar Energy L.P.	16,895	903
Occidental Petroleum Corp.	374,616	31,172
Oceaneering International, Inc. *	19,000	1,269
Oil States International, Inc. *	17,000	851
ONEOK Partners L.P.	21,300	1,236
Overseas Shipholding Group, Inc.	8,000	602
Patterson-UTI Energy, Inc.	70,321	1,965
Peabody Energy Corp.	116,021	7,092
Petrohawk Energy Corp. (a)*	73,000	1,726
Pioneer Natural Resources Co. (a)	53,111	3,066
Plains All American Pipeline L.P.	43,032	2,078
Plains Exploration & Production Co. *	44,757	2,787
Pride International, Inc. *	72,494	3,077
Quicksilver Resources, Inc. *	35,890	1,489
Range Resources Corp.	65,628	4,356
Rowan Cos., Inc.	44,283	1,727
SandRidge Energy, Inc. (a)*	43,000	1,943
Schlumberger Ltd.	546,506	54,951
Smith International, Inc. (a)	86,959	6,653
Southwestern Energy Co. *	146,688	6,206
Spectra Energy Corp.	291,171	7,192
St. Mary Land & Exploration Co.	20,513	897
Sunoco, Inc.	54,500	2,529
Superior Energy Services, Inc. (a)*	35,000	1,553
Teekay Shipping Corp. (a)	18,968	866
TEPPCO Partners L.P. (a)	32,277	1,133
Tesoro Corp. (a)	63,312	1,592
The Williams Cos., Inc.	277,221	9,841
Tidewater, Inc. (a)	26,568	1,733
Transocean, Inc. *	143,325	21,135
Ultra Petroleum Corp. *	63,612	5,284
Unit Corp. *	17,200	1,092
Valero Energy Corp.	254,670	12,441
W&T Offshore, Inc.	10,000	409
W-H Energy Services, Inc. *	10,000	773
Weatherford International Ltd. *	151,248	12,201
Whiting Petroleum Corp. *	16,000	1,224
XTO Energy, Inc.	228,197	14,116

		885,895
Food & Staples Retailing 2.4%

BJ’s Wholesale Club, Inc. *	29,800	1,136
Costco Wholesale Corp.	196,999	14,036
CVS Caremark Corp.	651,861	26,315
Rite Aid Corp. *	241,000	651
Safeway, Inc.	197,397	6,238
Supervalu, Inc.	96,356	3,189
Sysco Corp.	279,090	8,532
The Kroger Co.	328,413	8,949
4 See financial notes.

Schwab 1000 Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Wal-Mart Stores, Inc.	1,099,977	63,777
Walgreen Co.	447,669	15,601
Whole Foods Market, Inc. (a)	56,216	1,835

		150,259
Food, Beverage & Tobacco 4.9%

Altria Group, Inc.	973,215	19,464
Anheuser-Busch Cos., Inc.	325,266	16,003
Archer-Daniels-Midland Co.	296,685	13,072
Brown-Forman Corp., Class B (a)	34,832	2,369
Bunge Ltd.	55,692	6,354
Campbell Soup Co.	101,258	3,524
Central European Distribution Corp. *	10,000	609
Coca-Cola Enterprises, Inc. (a)	129,072	2,904
ConAgra Foods, Inc.	234,197	5,518
Constellation Brands, Inc., Class A *	88,132	1,618
Corn Products International, Inc.	34,500	1,600
Dean Foods Co. *	39,033	907
Del Monte Foods Co.	91,938	829
Flowers Foods, Inc.	30,000	777
Fresh Del Monte Produce, Inc. *	12,000	380
General Mills, Inc.	160,150	9,673
H.J. Heinz Co.	143,798	6,763
Hansen Natural Corp. (a)*	22,000	779
Hormel Foods Corp.	27,247	1,074
Kellogg Co.	116,181	5,945
Kraft Foods, Inc., Class A	661,464	20,922
Loews Corp. — Carolina Group	68,571	4,503
McCormick & Co., Inc.	60,354	2,281
Molson Coors Brewing Co., Class B	58,672	3,218
PepsiAmericas, Inc.	25,000	642
PepsiCo, Inc.	728,487	49,923
Philip Morris International, Inc. *	948,215	48,387
Reynolds American, Inc.	78,084	4,205
Sara Lee Corp.	340,172	4,936
Smithfield Foods, Inc. (a)*	46,235	1,326
The Coca-Cola Co.	909,204	53,525
The Hershey Co. (a)	66,424	2,483
The J. M. Smucker Co.	26,201	1,307
The Pepsi Bottling Group, Inc.	60,932	2,054
Tyson Foods, Inc., Class A	116,959	2,082
UST, Inc. (a)	68,025	3,542
Wm. Wrigley Jr. Co.	99,472	7,576

		313,074
Health Care Equipment & Services 3.9%

Aetna, Inc.	226,677	9,883
AmerisourceBergen Corp.	80,310	3,257
Baxter International, Inc.	288,495	17,979
Beckman Coulter, Inc.	27,428	1,873
Becton, Dickinson & Co.	113,465	10,144
Boston Scientific Corp. (a)*	586,507	7,818
C.R. Bard, Inc.	47,000	4,426
Cardinal Health, Inc.	162,110	8,441
Cerner Corp. (a)*	30,326	1,403
CIGNA Corp.	138,054	5,896
Community Health Systems, Inc. *	40,206	1,509
Coventry Health Care, Inc. *	70,962	3,174
Covidien Ltd.	214,248	10,003
DaVita, Inc. *	43,625	2,286
DENTSPLY International, Inc.	70,500	2,740
Edwards Lifesciences Corp. *	26,796	1,485
Express Scripts, Inc. *	114,912	8,046
Gen-Probe, Inc. *	22,670	1,278
Health Net, Inc. *	51,000	1,494
Henry Schein, Inc. *	39,919	2,210
Hlth Corp. (a)*	65,979	734
Hologic, Inc. *	105,370	3,076
Hospira, Inc. *	72,240	2,973
Humana, Inc. *	77,391	3,699
IDEXX Laboratories, Inc. *	28,298	1,506
IMS Health, Inc.	90,189	2,232
Intuitive Surgical, Inc. *	17,215	4,980
Inverness Medical Innovations, Inc. *	28,000	1,036
Kinetic Concepts, Inc. *	30,492	1,209
Laboratory Corp. of America Holdings *	56,722	4,289
Lincare Holdings, Inc. *	40,650	989
McKesson Corp.	132,147	6,888
Medco Health Solutions, Inc. *	239,086	11,844
Medtronic, Inc.	511,018	24,876
Omnicare, Inc. (a)	43,433	884
Patterson Cos., Inc. (a)*	64,500	2,206
Pediatrix Medical Group, Inc. *	21,754	1,480
Quest Diagnostics, Inc.	65,847	3,304
ResMed, Inc. (a)*	26,708	1,152
St. Jude Medical, Inc. *	156,905	6,869
Stryker Corp.	116,254	7,537
Tenet Healthcare Corp. (a)*	207,156	1,326
The Cooper Cos., Inc. (a)	7,447	261
UnitedHealth Group, Inc.	569,312	18,577
Universal Health Services, Inc., Class B	22,337	1,399
Varian Medical Systems, Inc. *	58,271	2,732
VCA Antech, Inc. *	37,554	1,216
WellCare Health Plans, Inc. *	13,000	569
WellPoint, Inc. *	246,923	12,284
Zimmer Holdings, Inc. *	106,612	7,906

		245,378
Household & Personal Products 2.3%

Alberto-Culver Co.	37,750	950
Avon Products, Inc.	199,136	7,770
Church & Dwight Co., Inc.	28,997	1,648
See financial notes. 5

Schwab 1000 Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Colgate-Palmolive Co.	238,027	16,828
Energizer Holdings, Inc. *	26,100	2,063
Herbalife Ltd. (a)	30,509	1,336
Kimberly-Clark Corp.	195,634	12,519
NBTY, Inc. *	26,200	738
The Clorox Co.	69,525	3,685
The Estee Lauder Cos., Inc., Class A (a)	52,854	2,411
The Procter & Gamble Co.	1,417,919	95,071

		145,019
Insurance 4.8%

ACE Ltd.	151,501	9,134
Aflac, Inc.	216,313	14,422
Alleghany Corp. *	2,056	708
Allied World Assurance Co. Holdings Ltd.	15,000	618
American Financial Group, Inc.	51,405	1,409
American International Group, Inc.	1,147,536	53,016
American National Insurance Co.	11,837	1,323
Aon Corp.	150,563	6,834
Arch Capital Group Ltd. *	14,000	989
Arthur J. Gallagher & Co. (a)	35,720	878
Aspen Insurance Holdings Ltd.	14,000	364
Assurant, Inc.	44,392	2,885
Axis Capital Holdings Ltd.	63,462	2,152
Berkshire Hathaway, Inc., Class A *	313	41,895
Brown & Brown, Inc.	53,376	1,025
Cincinnati Financial Corp.	76,917	2,761
CNA Financial Corp. (a)	14,050	377
Conseco, Inc. *	67,673	788
Endurance Specialty Holdings Ltd. (a)	28,653	1,064
Erie Indemnity Co., Class A (a)	22,785	1,217
Everest Re Group Ltd.	28,420	2,568
Fidelity National Financial, Inc., Class A	102,669	1,642
First American Corp.	42,560	1,396
Genworth Financial, Inc., Class A	204,539	4,717
Hanover Insurance Group, Inc.	26,400	1,185
HCC Insurance Holdings, Inc.	76,357	1,884
Lincoln National Corp.	121,159	6,513
Loews Corp.	209,158	8,808
Markel Corp. *	4,931	2,142
Marsh & McLennan Cos., Inc.	241,520	6,663
MBIA, Inc. (a)	58,234	606
Mercury General Corp. (a)	16,435	820
MetLife, Inc.	330,544	20,114
Nationwide Financial Services, Inc., Class A	23,773	1,191
Old Republic International Corp.	105,309	1,511
PartnerRe Ltd.	25,169	1,862
Philadelphia Consolidated Holding Corp. *	26,645	983
Principal Financial Group, Inc.	120,909	6,488
Protective Life Corp.	32,457	1,383
Prudential Financial, Inc.	203,297	15,392
Reinsurance Group of America, Inc. (a)	14,310	744
RenaissanceRe Holdings Ltd.	31,407	1,616
SAFECO Corp. (a)	44,378	2,962
StanCorp Financial Group, Inc.	24,842	1,273
The Allstate Corp.	256,898	12,937
The Chubb Corp.	168,892	8,946
The Commerce Group, Inc.	15,000	547
The Hartford Financial Services Group, Inc.	142,795	10,177
The Progressive Corp.	309,092	5,622
The Travelers Cos., Inc.	282,197	14,223
Torchmark Corp.	43,377	2,808
Transatlantic Holdings, Inc.	17,545	1,138
Unitrin, Inc.	16,571	629
Unum Group	158,014	3,667
W. R. Berkley Corp.	70,725	1,817
Wesco Financial Corp.	1,619	701
White Mountains Insurance Group Ltd.	4,213	2,006
XL Capital Ltd., Class A (a)	83,967	2,930

		306,470
Materials 4.1%

Air Products & Chemicals, Inc.	100,478	9,890
Airgas, Inc.	36,451	1,754
AK Steel Holding Corp.	51,000	3,202
Albemarle Corp.	36,900	1,380
Alcoa, Inc.	370,720	12,894
Allegheny Technologies, Inc.	45,752	3,149
AptarGroup, Inc. (a)	34,000	1,501
Ashland, Inc.	32,240	1,709
Ball Corp.	45,788	2,463
Bemis Co., Inc. (a)	48,449	1,274
Cabot Corp.	29,816	869
Carpenter Technology Corp.	23,000	1,179
Celanese Corp., Series A	58,243	2,606
Century Aluminum Co. *	8,000	554
CF Industries Holdings, Inc.	19,000	2,540
Chemtura Corp.	111,747	773
Cleveland-Cliffs, Inc. (a)	19,000	3,048
Commercial Metals Co.	53,294	1,660
Compass Minerals International, Inc.	11,000	693
Crown Holdings, Inc. *	75,676	2,031
Cytec Industries, Inc.	19,500	1,151
Domtar Corp. *	239,100	1,427
E.I. du Pont de Nemours & Co. (a)	409,507	20,029
Eastman Chemical Co.	37,591	2,763
Ecolab, Inc.	80,468	3,698
FMC Corp.	35,552	2,232
6 See financial notes.

Schwab 1000 Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Freeport-McMoRan Copper & Gold, Inc.	173,765	19,766
Greif, Inc., Class A	11,000	711
Hercules, Inc.	50,000	940
Huntsman Corp.	40,054	901
International Flavors & Fragrances, Inc.	36,208	1,652
International Paper Co.	199,607	5,224
Martin Marietta Materials, Inc. (a)	18,849	2,062
MeadWestvaco Corp.	84,583	2,225
Monsanto Co.	258,534	29,478
Nalco Holding Co.	41,943	964
Newmont Mining Corp. (a)	191,508	8,467
Nucor Corp.	146,276	11,044
Owens-Illinois, Inc. *	71,577	3,948
Packaging Corp. of America (a)	38,030	836
Pactiv Corp. *	61,660	1,467
PPG Industries, Inc.	74,206	4,554
Praxair, Inc.	148,528	13,562
Reliance Steel & Aluminum Co.	27,322	1,661
Rohm & Haas Co. (a)	58,801	3,143
RPM International, Inc. (a)	30,000	669
Schnitzer Steel Industries, Inc., Class A	7,000	616
Sealed Air Corp.	74,902	1,894
Sigma-Aldrich Corp.	61,308	3,496
Sonoco Products Co.	48,170	1,587
Southern Copper Corp.	29,982	3,441
Steel Dynamics, Inc.	78,000	2,718
Terra Industries, Inc. *	40,000	1,514
Terra Nitrogen Co., L.P. (a)	7,000	1,010
The Dow Chemical Co.	427,756	17,174
The Lubrizol Corp.	32,160	1,876
The Mosaic Co. *	70,095	8,587
The Scotts Miracle-Gro Co., Class A	14,668	486
The Valspar Corp.	44,946	988
Titanium Metals Corp. (a)	18,585	283
United States Steel Corp. (a)	53,768	8,278
Vulcan Materials Co. (a)	44,425	3,057
Weyerhaeuser Co.	97,915	6,255

		263,003
Media 2.9%

Adelphia Recovery Trust (c)	75,707	—
Cablevision Systems Corp., Class A *	106,010	2,438
CBS Corp., Class B	310,205	7,157
Clear Channel Communications, Inc.	230,096	6,938
Comcast Corp., Class A (a)	1,369,253	28,138
Discovery Holding Co., Class A *	112,397	2,603
DISH Network Corp., Class A *	95,272	2,843
DreamWorks Animation SKG, Inc., Class A *	27,000	755
Gannett Co., Inc.	107,754	3,084
Getty Images, Inc. *	22,937	749
John Wiley & Sons, Inc., Class A	20,480	943
Lamar Advertising Co., Class A (a)*	22,870	904
Liberty Global, Inc., Series A *	158,866	5,622
Liberty Media Corp — Entertainment, Series A *	246,644	6,401
Meredith Corp. (a)	16,639	539
News Corp., Class A	1,046,928	18,740
Omnicom Group, Inc.	151,738	7,244
Regal Entertainment Group, Class A	35,000	664
Sirius Satellite Radio, Inc. (a)*	677,085	1,740
The DIRECTV Group, Inc. (a)*	324,345	7,992
The E.W. Scripps Co., Class A	38,673	1,737
The Interpublic Group of Cos., Inc. *	217,364	1,967
The McGraw-Hill Cos., Inc.	146,236	5,994
The New York Times Co., Class A (a)	56,925	1,110
The Walt Disney Co.	856,002	27,760
The Washington Post Co., Class B	2,526	1,656
Time Warner Cable, Inc., Class A (a)*	66,900	1,873
Time Warner, Inc.	1,626,601	24,155
Viacom, Inc., Class B *	300,946	11,568
Virgin Media, Inc.	108,000	1,393
XM Satellite Radio Holdings, Inc., Class A *	126,179	1,407

		186,114
Pharmaceuticals & Biotechnology 7.2%

Abbott Laboratories	702,646	37,065
Alexion Pharmaceuticals, Inc. *	13,000	915
Allergan, Inc.	142,562	8,036
Amgen, Inc. *	494,560	20,707
Amylin Pharmaceuticals, Inc. (a)*	33,747	931
Applied Biosystems Group-Applera Corp.	76,500	2,441
Barr Pharmaceuticals, Inc. *	43,938	2,207
Bio-Rad Laboratories, Inc., Class A *	5,000	417
Biogen Idec, Inc. *	132,555	8,045
BioMarin Pharmaceuticals, Inc. *	35,000	1,276
Bristol-Myers Squibb Co.	900,539	19,785
Bruker Corp. *	25,000	303
Celgene Corp. *	192,546	11,965
Cephalon, Inc. *	27,000	1,685
Charles River Laboratories International, Inc. *	31,015	1,800
See financial notes. 7

Schwab 1000 Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Covance, Inc. *	24,300	2,036
Eli Lilly & Co.	457,671	22,032
Endo Pharmaceuticals Holdings, Inc. *	59,028	1,466
Forest Laboratories, Inc. *	147,446	5,118
Genentech, Inc. *	205,619	14,023
Genzyme Corp. *	122,131	8,592
Gilead Sciences, Inc. *	430,912	22,304
Illumina, Inc. *	20,000	1,558
ImClone Systems, Inc. *	27,380	1,277
Invitrogen Corp. (a)*	21,302	1,993
Johnson & Johnson	1,288,217	86,426
King Pharmaceuticals, Inc. *	104,766	984
Merck & Co., Inc.	984,285	37,442
Millennium Pharmaceuticals, Inc. *	141,504	3,519
Millipore Corp. (a)*	22,874	1,603
Mylan, Inc. (a)	113,500	1,495
PerkinElmer, Inc.	56,500	1,501
Perrigo Co.	28,000	1,148
Pfizer, Inc.	3,073,810	61,814
Pharmaceutical Product Development, Inc.	47,746	1,978
Schering-Plough Corp.	713,716	13,140
Sepracor, Inc. *	49,069	1,057
Techne Corp. *	17,563	1,274
Thermo Fisher Scientific, Inc. *	194,798	11,273
Vertex Pharmaceuticals, Inc. *	34,812	888
Warner Chilcott Ltd., Class A (a)*	111,500	1,919
Waters Corp. *	47,000	2,889
Watson Pharmaceuticals, Inc. (a)*	47,500	1,474
Wyeth	608,283	27,050

		456,851
Real Estate 1.9%

Alexandria Real Estate Equities, Inc.	13,000	1,365
AMB Property Corp.	45,825	2,646
Annaly Capital Management, Inc.	176,000	2,950
Apartment Investment & Management Co., Class A	45,584	1,686
AvalonBay Communities, Inc.	36,751	3,666
Boston Properties, Inc.	55,105	5,538
BRE Properties, Inc.	23,424	1,123
Brookfield Properties Corp.	93,750	1,887
Camden Property Trust (a)	26,264	1,390
CapitalSource, Inc. (a)	77,579	1,090
CB Richard Ellis Group, Inc., Class A (a)*	78,737	1,820
Developers Diversified Realty Corp.	48,900	2,100
Digital Realty Trust, Inc. (a)	22,000	853
Douglas Emmett, Inc.	37,000	879
Duke Realty Corp.	63,437	1,549
Equity Residential	128,772	5,347
Essex Property Trust, Inc. (a)	10,517	1,252
Federal Realty Investment Trust (a)	24,196	1,988
Forest City Enterprises, Inc., Class A	21,588	798
General Growth Properties, Inc. (a)	112,993	4,628
HCP, Inc. (a)	95,280	3,402
Health Care REIT, Inc.	34,021	1,648
Highwoods Properties, Inc.	26,000	911
Hospitality Properties Trust	43,481	1,397
Host Hotels & Resorts, Inc.	241,534	4,154
iStar Financial, Inc. (a)	58,693	1,130
Jones Lang LaSalle, Inc. (a)	16,005	1,242
Kimco Realty Corp. (a)	104,831	4,184
Liberty Property Trust	40,104	1,405
Mack-Cali Realty Corp.	28,347	1,106
Nationwide Health Properties, Inc. (a)	40,000	1,441
Plum Creek Timber Co., Inc. (a)	82,198	3,357
ProLogis	118,761	7,436
Public Storage	56,859	5,157
Rayonier, Inc.	34,923	1,468
Realty Income Corp. (a)	46,000	1,210
Regency Centers Corp.	32,082	2,296
Senior Housing Properties Trust	33,000	790
Simon Property Group, Inc.	102,678	10,253
SL Green Realty Corp.	27,401	2,543
Taubman Centers, Inc.	24,000	1,360
The Macerich Co.	31,678	2,317
The St. Joe Co. (a)	34,800	1,415
UDR, Inc.	62,789	1,587
Ventas, Inc.	55,419	2,691
Vornado Realty Trust	60,451	5,627
Weingarten Realty Investors (a)	35,002	1,291

		117,373
Retailing 2.8%

Abercrombie & Fitch Co., Class A	34,819	2,587
Advance Auto Parts, Inc.	44,702	1,550
Amazon.com, Inc. *	139,741	10,988
American Eagle Outfitters, Inc.	91,085	1,673
AutoNation, Inc. (a)*	34,466	552
AutoZone, Inc. *	21,033	2,540
Barnes & Noble, Inc. (a)	23,118	746
Bed Bath & Beyond, Inc. *	118,720	3,858
Best Buy Co., Inc.	160,176	6,891
Big Lots, Inc. *	42,200	1,141
CarMax, Inc. (a)*	91,100	1,890
Dick’s Sporting Goods, Inc. *	28,000	801
Dollar Tree, Inc. *	42,608	1,346
Expedia, Inc. *	114,109	2,882
Family Dollar Stores, Inc. (a)	65,200	1,395
Foot Locker, Inc.	70,109	887
GameStop Corp., Class A *	70,300	3,869
Genuine Parts Co.	79,030	3,356
8 See financial notes.

Schwab 1000 Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Guess?, Inc.	17,000	651
IAC/InterActiveCorp. *	76,460	1,591
J. Crew Group, Inc. (a)*	15,000	713
J.C. Penney Co., Inc.	100,422	4,268
Kohl’s Corp. (a)*	142,165	6,945
Liberty Media Corp. — Interactive Class A *	256,108	3,875
Limited Brands, Inc. (a)	119,023	2,204
LKQ Corp. *	40,000	870
Lowe’s Cos., Inc.	679,246	17,110
Macy’s, Inc.	191,876	4,853
Netflix, Inc. (a)*	17,000	544
Nordstrom, Inc. (a)	87,300	3,078
O’Reilly Automotive, Inc. *	44,566	1,287
Office Depot, Inc. *	126,730	1,607
PetSmart, Inc.	59,695	1,336
Priceline.com, Inc. (a)*	15,000	1,915
RadioShack Corp. (a)	63,140	878
Ross Stores, Inc. (a)	57,756	1,934
Saks, Inc. (a)*	60,179	783
Sears Holdings Corp. (a)*	33,894	3,342
Staples, Inc.	330,470	7,171
Target Corp.	372,142	19,772
The Gap, Inc.	207,275	3,859
The Home Depot, Inc. (a)	783,765	22,572
The Sherwin-Williams Co. (a)	46,190	2,555
The TJX Cos., Inc.	211,165	6,804
Tiffany & Co. (a)	61,173	2,664
Urban Outfitters, Inc. *	33,496	1,147
Williams-Sonoma, Inc.	40,821	1,078

		176,358
Semiconductors & Semiconductor Equipment 2.4%

Advanced Micro Devices, Inc. (a)*	196,331	1,170
Altera Corp.	155,919	3,318
Analog Devices, Inc.	151,674	4,886
Applied Materials, Inc.	641,089	11,963
Broadcom Corp., Class A *	205,825	5,343
Cree, Inc. (a)*	30,000	780
Cypress Semiconductor Corp. *	53,268	1,498
Integrated Device Technology, Inc. *	114,071	1,219
Intel Corp.	2,631,630	58,580
Intersil Corp., Class A	60,867	1,626
KLA-Tencor Corp. (a)	84,538	3,693
Lam Research Corp. *	60,600	2,475
Linear Technology Corp. (a)	102,866	3,596
LSI Corp. (a)*	334,498	2,074
Marvell Technology Group Ltd. *	214,362	2,776
MEMC Electronic Materials, Inc. *	99,077	6,239
Microchip Technology, Inc. (a)	87,266	3,207
Micron Technology, Inc. (a)*	334,000	2,579
National Semiconductor Corp. (a)	103,458	2,110
Novellus Systems, Inc. (a)*	58,295	1,274
NVIDIA Corp. *	247,199	5,080
ON Semiconductor Corp. (a)*	105,000	784
Rambus, Inc. (a)*	40,964	941
Silicon Laboratories, Inc. *	24,236	819
Teradyne, Inc. *	89,557	1,190
Texas Instruments, Inc.	634,375	18,498
Varian Semiconductor Equipment Associates, Inc. (a)*	35,200	1,289
Xilinx, Inc.	153,905	3,812

		152,819
Software & Services 6.3%

Accenture Ltd., Class A	360,442	13,535
Activision, Inc. *	115,669	3,129
Adobe Systems, Inc. *	272,913	10,177
Affiliated Computer Services, Inc., Class A *	45,867	2,430
Akamai Technologies, Inc. (a)*	57,909	2,071
Alliance Data Systems Corp. *	31,271	1,795
ANSYS, Inc. *	28,000	1,126
Autodesk, Inc. *	107,372	4,080
Automatic Data Processing, Inc.	243,251	10,752
BMC Software, Inc. (a)*	87,712	3,049
Broadridge Financial Solutions, Inc.	50,000	931
CA, Inc.	178,181	3,945
Cadence Design Systems, Inc. *	150,387	1,674
Citrix Systems, Inc. *	83,700	2,741
Cognizant Technology Solutions Corp., Class A *	132,166	4,262
Computer Sciences Corp. (a)*	80,331	3,502
Compuware Corp. (a)*	150,464	1,135
Convergys Corp. *	63,309	995
DST Systems, Inc. (a)*	22,880	1,369
eBay, Inc. *	524,920	16,425
Electronic Arts, Inc. *	143,781	7,400
Electronic Data Systems Corp.	226,895	4,211
Equinix, Inc. *	12,000	1,085
FactSet Research Systems, Inc. (a)	20,000	1,201
Fidelity National Information Services, Inc.	75,470	2,721
Fiserv, Inc. *	79,089	3,998
Global Payments, Inc. (a)	31,938	1,414
Google, Inc., Class A *	105,296	60,470
Hewitt Associates, Inc., Class A *	40,000	1,640
Intuit, Inc. *	158,844	4,284
Iron Mountain, Inc. *	73,387	2,016
MasterCard, Inc., Class A	31,000	8,623
McAfee, Inc. *	73,929	2,458
Metavante Technologies, Inc. (a)*	39,510	931
MICROS Systems, Inc. *	38,000	1,355
Microsoft Corp.	3,820,588	108,963
NAVTEQ *	43,392	3,220
See financial notes. 9

Schwab 1000 Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Novell, Inc. *	150,024	942
Nuance Communications, Inc. *	60,000	1,217
Oracle Corp. *	1,798,710	37,503
Parametric Technology Corp. *	40,000	697
Paychex, Inc.	157,378	5,724
Red Hat, Inc. (a)*	89,183	1,834
SAIC, Inc. *	60,000	1,140
Salesforce.com, Inc. *	33,321	2,224
Sybase, Inc. *	43,000	1,265
Symantec Corp. *	414,974	7,146
Synopsys, Inc. *	73,600	1,701
Total System Services, Inc.	91,500	2,178
ValueClick, Inc. *	45,500	908
VeriSign, Inc. (a)*	102,405	3,692
VMware, Inc., Class A (a)*	17,000	1,133
Western Union Co.	347,490	7,992
Yahoo!, Inc. *	606,429	16,622

		399,031
Technology Hardware & Equipment 7.0%

Agilent Technologies, Inc. *	172,231	5,203
Amphenol Corp., Class A	77,420	3,575
Anixter International, Inc. (a)*	10,000	570
Apple, Inc. *	399,714	69,530
Arrow Electronics, Inc. (a)*	56,900	1,548
Avnet, Inc. *	59,546	1,560
Brocade Communications Systems, Inc. *	185,000	1,325
Ciena Corp. (a)*	37,753	1,276
Cisco Systems, Inc. *	2,710,315	69,493
CommScope, Inc. (a)*	31,100	1,479
Corning, Inc.	708,063	18,912
Dell, Inc. *	983,499	18,323
Diebold, Inc.	25,318	993
Dolby Laboratories, Inc., Class A *	15,000	602
EchoStar Corp., Class A (a)*	19,054	593
EMC Corp. *	956,124	14,724
FLIR Systems, Inc. (a)*	50,000	1,717
Harris Corp. (a)	62,146	3,358
Hewlett-Packard Co.	1,209,618	56,066
Ingram Micro, Inc., Class A *	66,051	1,124
International Business Machines Corp.	629,690	76,004
Itron, Inc. (a)*	10,000	931
Jabil Circuit, Inc.	74,100	806
JDS Uniphase Corp. (a)*	71,305	1,020
Juniper Networks, Inc. (a)*	227,994	6,297
Lexmark International, Inc., Class A *	30,859	969
Mettler-Toledo International, Inc. *	20,000	1,905
Molex, Inc.	41,121	1,167
Motorola, Inc.	1,007,188	10,032
National Instruments Corp.	20,000	588
NCR Corp. *	83,044	2,045
NetApp, Inc. *	172,000	4,162
Polycom, Inc. *	38,000	851
QLogic Corp. *	73,400	1,171
QUALCOMM, Inc.	733,228	31,668
SanDisk Corp. *	101,858	2,759
Seagate Technology	219,837	4,148
Sun Microsystems, Inc. (a)*	355,484	5,567
Tech Data Corp. (a)*	25,152	845
Tellabs, Inc. (a)*	201,275	1,039
Teradata Corp. *	60,544	1,289
Trimble Navigation Ltd. *	56,600	1,856
Tyco Electronics Ltd.	210,248	7,865
Western Digital Corp. *	99,512	2,885
Xerox Corp.	451,130	6,302
Zebra Technologies Corp., Class A *	31,925	1,173

		447,315
Telecommunication Services 3.2%

American Tower Corp., Class A *	187,889	8,158
AT&T, Inc.	2,744,527	106,241
CenturyTel, Inc.	67,187	2,180
Citizens Communications Co.	176,758	1,895
Crown Castle International Corp. *	92,627	3,598
Embarq Corp.	69,800	2,902
Leap Wireless International, Inc. (a)*	10,680	571
Level 3 Communications, Inc. (a)*	669,140	1,987
NII Holdings, Inc., Class B *	65,841	3,012
Qwest Communications International, Inc. (a)	706,635	3,646
SBA Communications Corp., Class A *	40,000	1,294
Sprint Nextel Corp.	1,346,107	10,755
Telephone & Data Systems, Inc.	48,301	1,850
Time Warner Telecom, Inc., Class A *	50,000	980
Verizon Communications, Inc.	1,305,537	50,237
Windstream Corp.	180,848	2,123

		201,429
Transportation 2.0%

Alexander & Baldwin, Inc.	15,426	775
AMR Corp. (a)*	111,651	979
Burlington Northern Santa Fe Corp.	138,381	14,191
C.H. Robinson Worldwide, Inc.	78,748	4,936
Con-way, Inc.	21,608	999
Continental Airlines, Inc., Class B *	45,400	816
CSX Corp.	183,542	11,554
Delta Air Lines, Inc. *	75,000	638
Expeditors International of Washington, Inc. (a)	84,098	3,918
FedEx Corp.	142,428	13,655
Hertz Global Holdings, Inc. *	41,600	535
10 See financial notes.

Schwab 1000 Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

J.B. Hunt Transport Services, Inc. (a)	20,591	699
Kansas City Southern (a)*	33,000	1,488
Kirby Corp. *	19,000	1,042
Landstar System, Inc.	26,030	1,353
Norfolk Southern Corp.	179,806	10,713
Northwest Airlines Corp. *	80,000	773
Ryder System, Inc.	28,064	1,922
Southwest Airlines Co. (a)	347,688	4,603
UAL Corp. (a)	45,667	680
Union Pacific Corp.	118,491	17,204
United Parcel Service, Inc., Class B	468,725	33,940

		127,413
Utilities 3.9%

AGL Resources, Inc.	36,000	1,224
Allegheny Energy, Inc.	76,353	4,108
Alliant Energy Corp.	53,900	2,030
Ameren Corp.	81,485	3,696
American Electric Power Co., Inc.	183,931	8,209
Aqua America, Inc. (a)	43,134	795
Atmos Energy Corp.	14,818	410
Calpine Corp. *	180,000	3,546
CenterPoint Energy, Inc.	148,411	2,259
CMS Energy Corp.	103,533	1,510
Consolidated Edison, Inc.	120,006	4,992
Constellation Energy Group, Inc.	83,741	7,089
Dominion Resources, Inc.	258,458	11,215
DPL, Inc. (a)	50,061	1,393
DTE Energy Co.	75,397	3,039
Duke Energy Corp.	582,943	10,674
Dynegy, Inc., Class A *	175,199	1,510
Edison International	156,454	8,162
Energen Corp.	33,196	2,265
Energy East Corp.	59,053	1,346
Entergy Corp.	87,622	10,064
Equitable Resources, Inc.	56,400	3,743
Exelon Corp.	299,656	25,615
FirstEnergy Corp.	138,970	10,512
FPL Group, Inc.	188,008	12,463
Great Plains Energy, Inc. (a)	39,000	1,000
Hawaiian Electric Industries, Inc. (a)	37,748	930
Integrys Energy Group, Inc.	34,155	1,636
ITC Holdings Corp.	17,000	948
MDU Resources Group, Inc.	83,917	2,423
Mirant Corp. (a)*	97,702	4,017
National Fuel Gas Co.	27,047	1,384
NiSource, Inc.	126,980	2,273
Northeast Utilities	71,514	1,882
NRG Energy, Inc. *	102,930	4,524
NSTAR (a)	49,512	1,595
OGE Energy Corp.	29,180	954
ONEOK, Inc.	48,062	2,313
Pepco Holdings, Inc.	89,174	2,221
PG&E Corp.	162,137	6,485
Pinnacle West Capital Corp. (a)	36,487	1,238
PPL Corp.	178,511	8,572
Progress Energy, Inc.	119,185	5,005
Public Service Enterprise Group, Inc.	234,322	10,289
Puget Energy, Inc.	46,219	1,258
Questar Corp.	79,720	4,945
Reliant Energy, Inc. *	157,397	4,051
SCANA Corp. (a)	54,031	2,130
Sempra Energy (a)	121,878	6,907
Sierra Pacific Resources	100,000	1,363
Southern Co. (a)	341,518	12,715
Southern Union Co.	49,962	1,280
TECO Energy, Inc. (a)	92,117	1,475
The AES Corp. *	292,202	5,073
UGI Corp.	23,148	602
Westar Energy, Inc.	36,000	835
Wisconsin Energy Corp.	54,168	2,571
Xcel Energy, Inc.	189,009	3,931

		250,694

Total Common Stock
(Cost $2,935,204)		6,336,532

Foreign Common Stock 0.2% of net assets

Bermuda 0.2%

Capital Goods 0.1%
Foster Wheeler Ltd. *	64,856	4,131
Consumer Services 0.0%
Orient-Express Hotels Ltd., Class A (a)	19,000	884
Diversified Financials 0.1%
Invesco Ltd.	182,640	4,685
Lazard Ltd., Class A	12,200	477

		5,162

Total Foreign Common Stock
(Cost $7,106)		10,177

End of Investments.
See financial notes. 11

Schwab 1000 Index Fund

Portfolio Holdings continued

Collateral Invested for Securities on Loan 5.0% of net assets

State Street Navigator Security Lending Prime Portfolio	319,209,617	319,210

End of collateral invested for securities on loan.
(All dollar amounts are x 1,000)
At 04/30/08, the tax basis cost of the fund’s investments was $2,944,755, and the unrealized appreciation and depreciation were $3,555,690 and ($153,736), respectively, with a net unrealized appreciation of $3,401,954.
*	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	Issuer is affiliated with the fund’s adviser.

(c)	Fair-valued by Management.
12 See financial notes.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments — Schwab 1000 Index Fund

By:	/s/ Randall W. Merk

Randall W. Merk
Chief Executive Officer

Date:	June 12, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk

Randall W. Merk
Chief Executive Officer

Date:	June 12, 2008

By:	/s/ George Pereira

George Pereira
Principal Financial Officer

Date:	June 12, 2008